UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 84.00%

Corporate-Backed 6.05%

Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	$8,000	$8,056,400
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-	12,000	12,166,800
Burke Co Dev - GA Power	1.75%	12/1/2049	A	10,000	10,145,300
Burke Co Dev - GA Transmission	1.25%	1/1/2052	AA-	7,250	7,286,468
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A	3,005	3,022,639
CA Poll Control - Republic Svcs†	0.35%#	8/1/2024	BBB+	2,500	2,500,075
CA Poll Ctl - Waste Mgmt	2.00%	2/1/2019	A-	4,000	4,011,440
Charles City Co EDA - Waste Mgmt	3.125%	2/1/2029	A-	5,000	5,320,150
Citizens Property Insurance Corp	4.25%	6/1/2017	A+	2,690	2,947,514
Citizens Property Insurance Corp	5.00%	6/1/2017	A+	19,925	22,334,331
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	8,000	9,125,120
Citizens Property Insurance Corp	5.50%	6/1/2017	A+	3,365	3,815,001
Farmington Poll Ctl - So Cal Edison	2.875%	4/1/2029	Aa3	7,500	7,635,000
Gloucester Co Impt Auth - Waste Mgmt	2.125%	12/1/2029	A-	4,500	4,678,605
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	BB-	6,850	7,258,603
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	4,780	5,010,348
IL Fin Auth - Prairie Power Rmkt	1.30%	7/1/2042	A	6,500	6,539,975
Mobile Indl Poll Ctl - AL Power Co Rmkt	1.65%	6/1/2034	A1	3,000	3,017,490
NY Env Facs - Waste Mgmt	2.75%	7/1/2017	A-	1,000	1,053,320
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	3,500	3,742,235
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A	9,075	10,375,720
Total					140,042,534

Education 5.16%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2017	Aa3	2,050	2,243,971
AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	Aa3	2,140	2,382,141
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2017	Aa3	5,750	6,459,435
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	Aa3	3,215	3,701,687
CA State Univ Sys	5.00%	11/1/2020	Aa2	5,000	6,032,450
Clarion Co IDA - Clarion Univ Hsg BANS	1.05%	5/1/2016	NR	5,000	5,005,900
Cleveland State Univ	5.00%	6/1/2018	A+	1,000	1,128,800
Cleveland State Univ	5.00%	6/1/2019	A+	1,265	1,446,755
Curators Univ Sys	5.00%	11/1/2019	AA+	5,000	5,929,400
Harris Co Cultural Ed - Baylor Clg / Med	1.11%#	11/15/2045	A-	10,000	10,009,600
MA DFA - Boston Univ	2.875%	10/1/2014	A1	1,595	1,605,304
MA Hlth & Ed - Amherst Clg	1.70%	11/1/2038	Aaa	4,695	4,781,294
NC Cap Facs - High Point Univ	4.00%	5/1/2016	BBB+	1,770	1,847,491
NC Cap Facs - High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,953,910
NC Cap Facs - High Point Univ	5.00%	5/1/2018	BBB+	1,640	1,819,104

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - CUNY (NPFGC)	5.00%	7/1/2015	Aa2	$1,565	$1,640,230
PR Indl Tourist - Inter American Univ	4.00%	10/1/2014	A-	500	502,100
PR Indl Tourist - Inter American Univ	5.00%	10/1/2015	A-	800	822,240
PR Indl Tourist - Inter American Univ	5.00%	10/1/2016	A-	1,000	1,032,490
PR Indl Tourist - Inter American Univ	5.00%	10/1/2018	A-	2,500	2,610,450
SC Ed Facs Auth - Furman Univ	4.00%	10/1/2015	A1	1,000	1,046,050
Texas A&M Univ	5.00%	5/15/2019	Aaa	7,200	8,478,360
Univ of Delaware	0.70%	11/1/2037	AA+	8,175	8,163,146
Univ of North Carolina - Chapel Hill	0.851%#	12/1/2041	AAA	25,000	25,364,250
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	8,106,156
Wayne State Univ	5.00%	11/15/2015	Aa2	3,975	4,221,688
Total					119,334,402

General Obligation 20.66%

CA State GO	5.00%	9/1/2018	Aa3	3,750	4,361,475
CA State GO	5.00%	9/1/2018	Aa3	7,500	8,722,950
CA State GO	5.00%	9/1/2018	Aa3	8,050	9,362,633
CA State GO	5.00%	11/1/2018	Aa3	12,150	14,186,340
CA State GO	5.00%	10/1/2018	Aa3	6,600	7,691,310
CA State GO	5.00%	9/1/2020	Aa3	10,000	11,974,100
CA State GO	5.00%	2/1/2019	Aa3	14,750	17,260,745
CA State GO	5.50%	4/1/2019	Aa3	8,715	10,429,153
CA State GO	6.00%	4/1/2019	Aa3	2,500	3,042,725
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,586,868
Centennial Auth (AG)	5.00%	9/1/2014	Aa2	3,460	3,481,763
Chicago Brd Ed	5.00%	12/1/2014	A+	2,255	2,299,920
Chicago GO (AGM)	5.00%	1/1/2017	AA	9,000	9,191,160
Clark Co Sch Dist Ltd Tax	5.00%	6/15/2016	AA-	7,500	8,172,525
Cook Co GO	5.00%	11/15/2017	AA	5,010	5,659,296
Cook Co Sch Dist #99 - Cicero (AGM)	5.00%	12/1/2014	Aa3	1,690	1,723,310
CT State GO	5.00%	8/15/2021	AA	5,000	5,979,300
CT State GO (SIFMA)	0.98%#	5/15/2018	AA	4,000	4,090,360
Cumberland Co COP	4.00%	12/1/2014	AA	3,500	3,550,680
Detroit - State Aid GO	5.00%	11/1/2015	AA	6,775	7,018,968
Douglas Co Sch Dist #206 - Eastmont (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	1,000	1,019,920
Douglas Co SD	4.00%	11/15/2018	Aa1	5,085	5,677,402
Guam GO	5.75%	11/15/2014	BB-	895	908,067
HI State GO	5.00%	11/1/2021	AA	5,000	6,036,500
Houston - Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	8,570	10,053,467
Houston GO	5.00%	3/1/2018	AA+	7,365	8,452,884
IL State GO	5.00%	8/1/2016	A-	7,000	7,603,050

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	10/1/2017	A-	$4,575	$4,591,333
IL State GO	5.00%	7/1/2017	A-	6,000	6,653,640
IL State GO	5.00%	2/1/2020	A-	575	646,846
IL State GO (AGM)	5.50%	5/1/2016	AA	7,000	7,615,790
Kane Cook & Du Page Co Sch Dist #46	4.00%	1/1/2015	AA-	9,450	9,622,651
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,976,680
Katy ISD PSF GTD	0.751%#	8/15/2036	AAA	20,000	20,060,200
Los Angeles USD	5.00%	7/1/2018	Aa2	8,000	9,253,360
Madison Co CUSD #2 - Triad (NPFGC)(FGIC)	5.25%	1/1/2015	AA-	2,035	2,066,970
Maricopa Co Sch Dist #11 - Peoria USD (AGM)	5.00%	7/1/2014	AA	70	70,000
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	7,001,865
MS Dev Bank - Marshall Co	5.00%	1/1/2018	AA-	2,225	2,530,715
NJ State GO	5.00%	6/1/2019	A+	13,400	15,584,736
NY Dorm - Sch Dist	4.00%	10/1/2017	AA	2,255	2,484,875
NY Dorm - Sch Dist	5.00%	10/1/2018	AA	1,350	1,562,247
NYC GO	5.00%	8/1/2018	AA	10,000	11,538,000
NYC GO	5.00%	8/1/2017	AA	5,890	6,644,391
NYC GO	5.00%	8/1/2019	AA	14,885	17,430,782
NYC GO	5.00%	8/1/2021	AA	7,410	8,821,679
NYC GO	5.00%	8/1/2019	AA	5,585	6,540,203
OH State GO	5.00%	9/15/2018	AA+	6,200	7,211,902
PA State GO	5.00%	11/15/2017	AA	10,000	11,417,400
PA State GO	5.00%	7/1/2019	AA	7,500	8,805,975
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,793,257
PR Comwlth GO	5.00%	7/1/2021	BB+	4,460	3,522,954
PR Comwlth GO (FGIC)	5.50%	7/1/2014	Ba2	4,025	4,025,000
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	5,500	5,885,605
RI State GO	5.00%	8/1/2017	AA	5,000	5,638,800
RI State GO	5.00%	8/1/2018	AA	5,000	5,769,000
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	10,143,336
Shelby Co GO	4.75%	3/1/2018	AA+	5,525	6,291,483
Socorro ISD PSF GTD	5.00%	8/15/2014	AAA	1,000	1,005,950
South San Francisco USD	4.00%	6/15/2018	NR	6,165	6,716,767
Toledo GO	1.375%	10/22/2014	NR	4,590	4,604,734
Vale Verde USD	3.00%	8/1/2018	NR	4,000	4,131,400
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2014	BBB	2,750	2,778,875
WA State GO	5.00%	2/1/2019	AA+	5,640	6,578,101
WA State GO	5.00%	2/1/2019	AA+	7,900	9,214,007
Waterbury GO (AG)	4.00%	9/1/2014	AA	1,700	1,709,469
WI State GO	5.00%	5/1/2019	AA	5,025	5,897,340
WI State GO	5.00%	5/1/2020	AA	7,110	8,462,962
WI State GO	5.00%	5/1/2019	AA	8,440	9,905,184

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Williamson Co GO	4.00%	2/15/2018	AAA		$3,000	$3,325,650
Woonsocket GO	7.125%	6/15/2016	B3		1,800	1,858,554
Total						477,927,539

Health Care 8.65%

Abag Fin Auth - Episcopal Senior	2.50%	7/1/2019	BBB+	(c)	2,625	2,627,415
AZ Hlth Facs - Phoenix Childrens Hsp	1.91%#	2/1/2048	BBB+		11,500	11,500,115
CA Hlth - Childrens Hsp Los Angeles	1.86%#	7/1/2042	BBB+		9,250	9,323,260
CA Hlth - City of Hope	5.00%	11/15/2017	A+		1,050	1,193,934
CA Hlth - Packard Childrens Hsp	1.45%	8/15/2023	AA-		3,500	3,572,905
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,685,500
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,888,400
CA Hlth - Sutter Hlth	5.00%	8/15/2014	AA-		1,205	1,212,170
CA Stwde - So Cal Presbyterian	5.25%	11/15/2014	BBB-		295	298,257
CA Stwde - Terraces San Joaquin	4.00%	10/1/2018	NR		6,000	6,000,000
Charlotte Meck Hsp - Carolinas Hlth (NPFGC)(FGIC)(IBC)	5.00%	1/15/2015	AA-		2,275	2,333,809
Clackamas Co Hsp - Legacy Hlth Sys	5.00%	7/15/2037	A+		2,000	2,002,540
CO Hlth Facs - Catholic Hlth	5.00%	7/1/2039	A+		5,500	5,591,190
CO Hlth Facs - Evangelical Lutheran	5.00%	6/1/2039	A-		4,900	4,978,939
CO Hlth Facs - Total Longterm Care	4.25%	11/15/2015	BBB	(c)	615	626,943
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	A		2,705	3,079,751
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	A		2,835	3,260,619
CT Hlth & Ed - Stamford Hsp	5.00%	7/1/2014	A-		2,050	2,050,000
CT Hlth & Ed - Stamford Hsp	5.00%	7/1/2015	A-		1,980	2,071,318
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		5,000	5,160,250
Gaithersburg Econ Dev - Asbury	5.00%	1/1/2015	BBB	(c)	2,950	2,999,649
HFDC Cent TX - Legacy/Willow Bend	5.25%	11/1/2014	NR		1,195	1,201,381
IA Fin Auth - Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,065,000
IL Fin Auth - Provena Hlth	5.25%	5/1/2015	BBB+		2,000	2,061,420
IN Hlth Facs - Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,737,245
Jackson Co Hospital Fin Auth	4.00%	6/1/2015	A-		3,600	3,694,680
Jackson Co Hospital Fin Auth	4.00%	6/1/2016	A-		2,855	3,023,416
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,193,840
LA PFA - Christus Hlth	5.00%	7/1/2014	A+		3,000	3,000,000
Lubbock Hlth - St Joseph Hlth	1.125%	7/1/2030	AA-		12,920	12,892,351
MA DFA - Boston Med Ctr	5.00%	7/1/2017	BBB+		2,000	2,196,440
MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB+		5,090	5,697,135
MN Agric & Econ Dev - Essentia Hlth Rmkt (AG)	5.00%	2/15/2015	AA		1,335	1,369,069
MO Hlth & Ed - St Lukes Hlth Sys	5.00%	11/15/2014	A+		2,140	2,177,300
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,058,520
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,546,382

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		$1,305	$1,390,960
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	BBB+		8,000	9,225,840
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,333,642
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	4,123,735
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2017	BB		5,000	5,249,200
Palm Beach Co Hlth - Bethesda Hlthcare (AGM)	5.00%	7/1/2014	AA		2,420	2,420,000
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,528,440
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,552,065
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,559,970
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,476,056
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,639,545
Rochester Hlth Care - Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,143,225
San Buenaventura - Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,834,105
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,863,838
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	1,976,490
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		2,300	2,287,488
SD Hlth & Ed Facs - Rapid City Regl Hsp	5.00%	9/1/2014	A1		1,000	1,007,830
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	NR		3,400	3,484,286
Shelby Co Hlth Ed Hsg - Baptist Mem Hlth	5.00%	9/1/2014	AA-		1,500	1,512,135
Travis Co Hlth - Longhorn Vlg	5.50%	1/1/2017	NR		220	220,134
Westchester Co Medical	5.00%	11/1/2015	A3		3,215	3,364,047
WI Hlth & Ed - Aurora Hlth	4.75%	8/15/2025	A3		3,000	3,013,830
WI PFA - Rose Villa(a)	3.75%	11/15/2019	NR		435	437,166
Total						200,015,170

Housing 0.21%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB		1,250	1,245,663
Los Angeles Regl Fin Auth - Montecedro Prk	3.00%	11/15/2021	A		1,500	1,525,425
WA Hsg - Emerald Heights	3.00%	7/1/2016	A-	(c)	1,020	1,036,034
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(c)	1,000	1,056,290
Total						4,863,412

Lease Obligations 10.21%

Anaheim Pub Fin Auth (AGM)	6.00%	9/1/2014	AA		1,500	1,514,085
Atlanta Dtown Dev - Undg Atlanta (AG)	5.00%	7/1/2014	AA		3,500	3,500,000
Broward Co Sch Brd COP (AMBAC)	5.25%	7/1/2017	A1		7,015	7,941,331
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	935,800
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	887,693
CA Pub Wks - Dept Hsps	4.00%	6/1/2017	A1		2,395	2,619,435
CA Pub Wks - Dept Hsps	4.00%	6/1/2018	A1		4,790	5,322,265

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

CA Pub Wks - Dept of Correction	5.00%	6/1/2017	A1	$6,100	$6,847,006
CA Pub Wks - Various Cap Proj	5.00%	10/1/2014	A1	14,175	14,342,974
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A1	2,800	3,205,020
CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A1	2,000	2,321,380
Cleveland COP - Cleveland Stadium	5.00%	11/15/2014	A	5,320	5,411,717
Cleveland COP - Cleveland Stadium	5.00%	11/15/2015	A	5,420	5,754,848
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-	4,535	5,266,813
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2018	Aa2	3,000	3,432,480
IN Office Bldg Commn - New Castle Corr (NPFGC)	5.25%	7/1/2016	Aa1	1,785	1,944,079
KY Ppty & Bldgs Commn - Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,448,640
KY Ppty & Bldgs Commn - Proj #88 (NPFGC)	5.00%	11/1/2014	AA-	2,815	2,859,815
Los Angeles Co Cap Asset Corp	5.00%	6/1/2015	AA	4,595	4,790,931
Los Angeles Co Cap Asset Corp	5.00%	12/1/2015	AA	4,195	4,468,724
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,169,430
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,659,250
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,935,735
Los Angeles USD COP	4.00%	12/1/2014	A+	6,360	6,456,608
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,403,740
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,475,710
MA State GO	0.72%#	2/1/2015	AA+	2,500	2,501,225
Maricopa Co PFC (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,000,000
MI Bldg Auth	5.00%	10/15/2014	Aa3	2,000	2,027,460
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,017,615
Miami Dade Co Entlmt GTD (NPFGC)	5.00%	8/1/2014	AA-	5,665	5,685,734
NJ Ed Facs - Higher Ed Cap Impt (AGM)	5.00%	9/1/2014	AA	2,975	2,998,264
NJ EDA - Sch Facs	5.00%	3/1/2017	A	20,000	22,056,400
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	A	5,000	5,890,800
NJ EDA - Sch Facs Rmkt (AGM)	5.00%	9/1/2020	AA	1,830	1,844,292
NJ State COP - Equip Lease COP	5.00%	6/15/2015	A	3,150	3,161,655
NJ Trans Trust Fund (AGM)	5.75%	12/15/2014	AA	2,910	2,982,750
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,371,718
NY Dorm - Cons Svc Contract	4.00%	7/1/2014	AA-	1,425	1,425,000
NY Twy Auth - Svc Contract	5.00%	4/1/2018	AA-	7,500	8,572,950
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,717,000
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,243,200
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,865,206
PR Pub Bldg Auth GTD	5.75%	7/1/2016	BB+	4,145	3,935,926
Salt Lake Co Mun Bldg Auth	4.00%	12/1/2014	AA+	1,000	1,015,980
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,357,350
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,311,911
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	14,357,523
Santa Clara Co Fin Auth	5.00%	11/15/2014	AA+	2,670	2,716,538
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	920,009
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,250,000
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,750,245
VA Biotech Research Ptnrs - Cons Labs	4.00%	9/1/2014	AA+	3,270	3,290,993
Total					236,183,253

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 4.27%

Austin Convention†	6.00%	1/1/2015	BB	$1,580	$1,606,212
Farmington Poll Ctl - El Paso Elec	1.875%	6/1/2032	Baa1	5,000	4,980,750
FL Brd Ed - Lottery Rev	5.00%	7/1/2014	AAA	5,000	5,000,000
FL Brd Ed - Lottery Rev (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,353,504
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	BB	410	415,137
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,696,783
La Paz Co IDA - Imperial Regl Jail	6.75%	10/1/2023	NR	2,000	2,077,700
Maricopa Co Poll Ctl - NM Pub Svc	4.00%	6/1/2043	BBB	10,000	10,171,300
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2015	A+	1,700	1,762,305
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	1,600	1,695,744
Minneapolis National Marrow Donor Prog	4.00%	8/1/2014	BBB+	4,060	4,070,109
Minneapolis National Marrow Donor Prog	4.00%	8/1/2015	BBB+	4,535	4,647,332
NYC Cultural - Whitney Museum	5.00%	7/1/2017	A	6,175	6,899,945
PA Econ Dev - PPL Energy Supply	3.00%	12/1/2038	Ba1	3,000	3,059,250
PA Econ Dev - PPL Energy Supply Rmkt	3.00%	12/1/2037	Ba1	12,000	12,237,000
PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,897,100
PA IDA - Economic Dev	5.00%	7/1/2018	A1	2,595	2,963,205
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	10,000	10,062,300
Public Gas Partners Inc	5.00%	10/1/2014	A+	3,000	3,032,850
Wise Co IDA - VA Elec & Pwr CO	2.375%	11/1/2040	A2	10,000	10,255,900
Total					98,884,426

Special Tax 0.86%

Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,336,720
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,483,880
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,172,020
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,368,775
Denver Urban Renewal - Stapleton	4.00%	12/1/2014	Aa3	5,045	5,108,365
Pittsburg Redev Agy	5.00%	8/1/2017	A	3,045	3,425,077
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,873,700
Total					19,768,537

Tax Revenue 5.30%

AL Pub Sch & Clg Auth	5.00%	5/1/2015	Aa1	2,800	2,911,804
Des Moines ISD	5.00%	6/1/2015	A+	2,810	2,932,460
FL Hurricane Catastrophe Fund	5.00%	7/1/2016	AA-	8,500	9,261,685
IL Sales Tax	5.00%	6/15/2018	AAA	9,500	10,928,230
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,417,700
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2018	AA+	7,000	8,126,440
MA Spl Oblig - Fed Hwy GANs (AGM)	5.00%	12/15/2014	AAA	7,000	7,153,930

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	$4,490	$5,035,445
NJ EDA - Cigarette Tax	5.00%	6/15/2016	BBB+	2,005	2,170,052
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,654,300
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,341,460
NY UDC - PIT	5.00%	3/15/2017	AAA	10,000	11,188,000
NY UDC - PIT	5.00%	3/15/2018	AAA	10,000	11,472,800
NYC TFA - Future Tax	5.00%	11/1/2016	AAA	5,500	6,088,280
Orlando Redev TIF	5.00%	9/1/2014	A	1,025	1,030,535
PA Econ Dev - Unemployment Comp	5.00%	7/1/2022	Aaa	9,075	9,882,493
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,461,051
UT Trans Auth	1.35%	6/15/2017	A1	2,500	2,530,850
UT Trans Auth	1.60%	6/15/2018	A1	5,750	5,837,285
WV Sch Bldg Auth - Lottery	5.00%	7/1/2014	AAA	2,290	2,290,000
Total					122,714,800

Tobacco 2.24%

Golden St Tobacco	5.00%	6/1/2020	A1	5,300	6,282,832
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2015	A	8,085	8,406,217
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,768,042
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,218,580
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,268,180
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,729,668
Tobacco Settlement Fin Corp LA	5.00%	5/15/2016	A	2,500	2,702,900
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,239,380
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	5,270	5,163,757
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2018	A1	5,000	5,426,500
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA-	5,850	6,580,840
Total					51,786,896

Transportation 9.56%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,172,010
Atlanta Airport	5.00%	1/1/2018	Aa3	1,000	1,138,880
Bay Area Toll Auth	0.76%#	4/1/2047	AA	8,000	8,047,280
Bay Area Toll Auth Rmkt	0.956%#	4/1/2045	AA	15,000	15,194,400
Chicago Midway Arpt	5.00%	1/1/2034	A-	2,725	2,790,291
Clark Co Arpt(a)	5.00%	7/1/2018	A	8,000	9,148,560
CT Spl Tax - Trans Infra	5.00%	12/1/2014	AA	10,000	10,202,200
DFW Arpt	4.00%	11/1/2014	A+	2,500	2,530,775
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	AA	2,000	2,222,920
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	7,500	8,242,650

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Harris Co Toll Rd	0.70%#	8/15/2021	Aa3	$4,000	$4,003,840
Houston Arpt	5.00%	7/1/2017	A	1,500	1,685,565
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,681,650
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,808,150
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	8,000	8,909,040
LA Offshore Term Auth - LOOP LLC	2.10%	10/1/2040	BBB	3,500	3,513,405
Long Beach Harbor	5.00%	11/15/2018	AA	7,500	8,810,175
MTA NY	0.941%#	11/1/2030	AA-	7,400	7,477,996
MTA NY	5.00%	11/15/2018	AA-	3,235	3,757,905
MTA NY	5.00%	11/15/2016	AA-	5,000	5,531,200
MTA NY (AGM)	0.303%#	11/1/2022	AA	16,300	15,712,499
MTA NY - Dedicated Tax	5.00%	11/15/2014	AA	1,000	1,017,770
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,726,560
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,850,600
NJ Trans Trust Fund (NPFGC)	5.00%	6/15/2015	AA-	2,950	3,081,718
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%	12/15/2014	AA-	5,000	5,113,750
NY Twy Auth	5.00%	1/1/2018	A	1,250	1,412,538
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,623,900
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2018	AA	3,405	3,898,861
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,601,240
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2014	AA	5,000	5,000,000
Southeastern PA Transp Auth	5.00%	6/1/2017	A+	1,425	1,582,049
Southeastern PA Transp Auth	5.00%	6/1/2018	A+	1,280	1,450,061
St Louis Arpt - Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,731,149
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,364,850
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	6,015,000
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	1,997,160
WA St GARVEE - 520 Corridor	5.00%	9/1/2017	AA	16,930	19,110,923
Total					221,159,520

Utilities 10.83%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	1,000	1,106,060
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2018	A1	2,900	3,284,453
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	Aa3	3,000	3,411,870
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	Aa3	2,500	2,899,425
Burke Co Dev - GA Power	1.40%	11/1/2048	A	4,000	4,024,920
Central Plains - Goldman Sachs	5.00%	12/1/2014	A-	3,050	3,097,610
CO Public Auth - ML	5.75%	11/15/2018	A-	6,740	7,581,152
Escambia Co Solid Waste - Gulf Pwr	1.35%	4/1/2039	A	7,500	7,523,100
FL Dept Env Protn - Florida Forever (NPFGC)(FGIC)	5.00%	7/1/2014	AA-	5,180	5,180,000
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,156,720

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Houston Util Sys(a)	5.00%	11/15/2017	AA	$2,000	$2,283,480
Houston Util Sys(a)	5.00%	11/15/2018	AA	1,750	2,040,185
Houston Util Sys(a)	5.00%	11/15/2019	AA	2,485	2,943,085
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,935,900
Houston Util Sys	5.00%	11/15/2018	AA	5,000	5,829,100
Houston Util Sys (SIFMA)	0.81%#	5/15/2034	AA	23,000	23,012,420
IL Fin Auth - Peoples Gas	2.625%	2/1/2033	Aa3	4,000	4,081,200
Intermountain Pwr Agy	5.00%	7/1/2018	A+	2,400	2,772,960
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,761,696
Kissimmee Util Auth (AGM)	5.25%	10/1/2014	A1	1,000	1,012,260
Lakeland Energy	0.81%#	10/1/2017	AA	17,000	17,132,260
Long Island Power Auth	4.00%	5/1/2018	A-	3,940	4,283,529
Los Alamos Co Util Sys (AGM)	5.00%	7/1/2014	AA	4,410	4,410,000
Los Angeles Wastewater	5.00%	6/1/2018	AA	3,000	3,467,880
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.15%	6/1/2033	A1	3,750	3,741,450
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.60%	6/1/2033	A-	4,000	4,042,200
Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%	10/1/2033	A1	6,000	6,105,480
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,574,796
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	8,259,020
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	5,084,226
NC Eastern Muni Pwr	5.00%	1/1/2015	A-	1,000	1,023,250
NC Eastern Muni Pwr	5.25%	1/1/2019	AA	5,000	5,705,700
NC Muni Pwr Agy #1 - Catawba Elec	5.00%	1/1/2018	A	15,000	17,027,700
New Orleans Sewer(a)	5.00%	6/1/2018	A	1,000	1,134,090
NY Energy - NY St Elec & Gas	2.25%	12/1/2015	A3	10,000	10,178,900
OH Air Quality - FirstEnergy	2.25%	8/1/2029	BBB-	5,000	5,069,950
Peninsula Ports Auth - Dominion Proj	2.375%	10/1/2033	BBB+	5,000	5,052,950
Philadelphia Gas Works	5.00%	8/1/2014	BBB+	3,000	3,011,370
PR Aqueduct & Swr Auth	5.00%	7/1/2015	BB+	2,000	1,442,840
PR Elec Pwr Auth	5.25%	7/1/2018	BB	2,000	887,500
Rockport Poll Ctl - IN/MI Pwr Co	1.75%	6/1/2025	Baa1	1,500	1,501,680
Salt River Imp & Pwr Dist	4.00%	1/1/2015	Aa1	2,550	2,598,374
San Antonio Elec & Gas	2.00%	12/1/2027	Aa2	7,500	7,732,725
So MN Muni Pwr Agy (AMBAC)	5.25%	1/1/2015	A+	5,000	5,123,450
Southern CA Met Wtr	3.50%	7/1/2037	AAA	9,515	10,131,762
TEAC - Goldman Sachs	5.25%	9/1/2018	A-	5,755	6,485,770
Truckee Meadows Water Auth	5.00%	7/1/2015	Aa2	5,000	5,241,400
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,334,020
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,129,340
Vernon Elec Sys	5.25%	8/1/2014	A-	1,000	1,003,960
York Co EDA - VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,776,812
Total					250,631,980

Total Municipal Bonds (cost $1,914,976,579)					1,943,312,469

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 15.19%

General Obligation

CA Sch Cash Res Prog(a)	2.00%	2/27/2015	NR	$5,000	$5,050,650
Newark Tans	1.75%	2/20/2015	NR	5,000	5,012,500
Total					10,063,150

Total Municipal Bonds (cost $10,061,152)					10,063,150

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes

Corporate-Backed 3.38%

MS Bus Fin Corp - Grand Alliance	0.47%	7/3/2014	1/1/2033	BBB		11,705	11,705,000
Port Arthur Nav Dist - Motiva	0.19%	7/1/2014	12/1/2039	A2		25,900	25,900,000
Port Arthur Nav Dist - Motiva	0.19%	7/1/2014	11/1/2040	A2		40,500	40,500,000
Total							78,105,000

Education 0.99%

Birmingham Ed - Miles Clg	0.65%	7/3/2014	2/1/2029	Baa3		1,225	1,225,000
Met Govt Nashville H & E - Fisk Univ	0.47%	7/3/2014	12/1/2020	Baa3		4,735	4,735,000
NJ Higher Ed Assistance Auth†	0.26%	7/1/2014	6/1/2030	AA		12,000	12,000,000
OH Hi Ed - Univ Dayton	1.31%	7/3/2014	7/1/2016	A		5,000	5,011,950
Total							22,971,950

General Obligation 1.77%

Anaheim City COP (NPFGC)(FGIC)†	0.26%	7/1/2014	7/16/2023	A	(c)	11,995	11,995,000
NYC GO	0.23%	7/1/2014	4/1/2035	AA		29,000	29,000,000
Total							40,995,000

Health Care 2.58%

Gulf Shores Med - Colonial Pinnacle	0.47%	7/3/2014	7/1/2034	Baa3		3,050	3,050,000
MD Hlth & Hi Ed - LifeBridge Hlth (AG)†	0.26%	7/3/2014	1/1/2038	AA		13,960	13,960,000
Montgomery Co Hlth - Catholic Hlth	0.10%	7/2/2014	3/1/2027	A+		33,400	33,400,000
NJ Hlth - Christian Hlth Care Ctr	0.34%	7/3/2014	7/1/2038	A-		8,130	8,130,000
WI Hlth & Ed - Pooled Loan Fin	0.81%	7/2/2014	2/1/2022	A3		1,110	1,110,000
Total							59,650,000

Housing 1.76%

AK Hsg Fin Corp	0.18%	7/3/2014	12/1/2041	AA+		40,820	40,820,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes (continued)

Lease Obligations 1.23%

Palm Beach Co Sch Brd COP	0.41%	7/1/2014	8/1/2029	BBB	$28,500	$28,500,000

Other Revenue 0.62%

Indianapolis Local Pub Impt Bd Bk†	0.26%	7/3/2014	2/1/2019	A	6,000	6,000,000
WI Hlth & Ed - Maranatha Baptist	0.81%	7/3/2014	8/1/2026	BBB+	8,275	8,275,000
Total						14,275,000

Utilities 2.43%

Las Vegas Valley Water District	0.15%	7/1/2014	6/1/2036	AA+	9,305	9,305,000
Las Vegas Valley Water District	0.15%	7/1/2014	6/1/2036	AA+	35,785	35,785,000
Maricopa Co Poll Ctl - AZ Pub Svc	0.29%	7/3/2014	5/1/2029	A-	8,000	8,000,000
NYC Muni Water	0.04%	7/1/2014	6/15/2045	AAA	3,000	3,000,000
Total						56,090,000

Total Variable Rate Demand Notes (cost $341,395,000)						341,406,950

Total Short-Term Investments (cost $351,456,152)						351,470,100

Total Investments in Securities 99.19% (cost $2,266,432,731)						2,294,782,569

Cash and Other Assets in Excess of Liabilities 0.81%						18,655,280

Net Assets 100.00%						$2,313,437,849

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,953,375,619	$—	$1,953,375,619
Variable Rate Demand Notes	—	341,406,950	—	341,406,950
Total	$—	$2,294,782,569	$—	$2,294,782,569

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.30%

Corporate-Backed 8.05%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3		$2,300	$2,306,417
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-		3,315	3,583,117
Alliance Arpt - FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,037,400
Babylon IDA - Covanta	5.00%	1/1/2019	AA		4,000	4,570,720
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	6,042,300
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A		4,000	4,023,480
Charlotte Spl Facs - US Airways AMT	5.60%	7/1/2027	NR		5,000	5,022,350
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,406,400
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	7,888,020
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B+		3,245	3,411,923
DeSoto Parish Env Impt - Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,596,316
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB		5,000	5,335,650
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-		1,750	1,922,795
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR		2,000	1,996,220
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	BB-		4,000	4,028,080
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		7,500	7,861,425
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-		5,000	5,244,250
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-		4,175	4,357,155
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-		5,000	5,459,150
Jay Solid Waste - Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	2,914,739
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,755,325
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB		6,630	7,624,102
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,800	1,943,532
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,500,600
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		6,000	6,024,960
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1		6,000	5,985,840
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1		8,000	7,981,120
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR		2,570	1,285,000
MD IDA - Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(c)	1,000	1,009,220
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB+		1,000	1,000,610
NH Poll Ctl - United Illuminating AMT	4.50%	7/1/2027	Baa1		5,000	5,150,500
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2		5,300	5,257,706
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	B		4,410	4,510,239
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	B		6,725	6,946,185
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B		13,820	14,470,369
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		4,555	4,876,993
NYC IDA - Jetblue AMT	5.00%	5/15/2020	B		2,145	2,148,261
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		3,500	3,747,345
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-		8,200	8,761,700

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	$1,665	$1,668,363
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	6,963,471
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	7,710	8,564,962
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	10,500	11,226,705
Valdez Marine Term - BP	5.00%	1/1/2021	A	10,000	11,738,800
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,500	1,670,205
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR	5,000	5,539,350
West Pace Coop Dist	9.125%	5/1/2039	NR	4,900	4,671,170
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A	5,000	5,944,850
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB-	3,750	4,105,613
Total					251,081,003

Education 4.40%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3	6,745	7,987,564
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1	420	455,204
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1	430	464,310
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,143,154
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,853,950
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	2,005,501
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	2,101,230
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,834,553
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A-	1,910	2,117,999
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2016	Baa3	2,500	2,607,675
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,036,470
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,264,340
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,642,332
IL Fin Auth - Univ of Chicago	5.50%	7/1/2021	Aa1	5,000	5,827,600
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	AAA	2,850	3,389,106
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3	2,050	2,192,967
MI Hi Ed - Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,299,208
MI Hi Ed - Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,175,832
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+	2,500	2,640,300
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	Aa3	1,890	2,222,583
NJ Ed Facs - Higher Ed Cap Impt (AGM)	5.00%	9/1/2019	AA	4,270	4,303,349
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2019	NR	5,595	6,989,889
NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	1,750	1,933,838
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+	1,000	1,097,880
NY Dorm - Pace Univ	5.00%	5/1/2026	BB+	1,000	1,081,440
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2	3,285	3,165,163
PR Indl Tourist - Inter American Univ	5.00%	10/1/2019	A-	1,000	1,040,590
PR Indl Tourist - Inter American Univ	5.00%	10/1/2020	A-	1,000	1,031,830
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,512,390
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,740,400
Univ California	5.00%	5/15/2026	AA	10,000	11,933,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Univ of Minnesota - Stadium	5.00%	8/1/2018	Aa1	$1,000	$1,094,430
Univ of North Carolina - Chapel Hill	0.851%#	12/1/2041	AAA	15,000	15,218,550
Univ of Toledo	5.00%	6/1/2019	A+	2,800	3,223,556
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,584,801
Total					137,212,984

General Obligation 13.74%

Bellwood GO	5.875%	12/1/2027	NR	3,000	2,943,960
Bellwood GO	6.15%	12/1/2032	NR	2,770	2,707,232
CA State GO	5.00%	8/1/2018	Aa3	3,000	3,337,380
CA State GO	5.00%	2/1/2021	Aa3	11,045	13,212,913
CA State GO	5.00%	9/1/2021	Aa3	13,685	16,482,077
CA State GO	5.00%	9/1/2021	Aa3	15,500	18,668,045
CA State GO	5.00%	2/1/2022	Aa3	20,000	24,074,400
CA State GO	5.00%	10/1/2027	Aa3	10,000	11,602,900
CA State GO	5.25%	10/1/2020	Aa3	10,120	12,122,950
CA State GO	5.25%	3/1/2022	Aa3	6,320	7,495,899
CA State GO	5.25%	9/1/2024	Aa3	10,000	11,995,600
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,646,440
Chicago GO	5.25%	1/1/2028	A+	6,000	6,562,860
Chicago Park Dist	5.00%	1/1/2025	AA+	1,000	1,157,020
Cook Co GO	5.00%	11/15/2019	AA	1,405	1,628,522
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,811,250
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,839,800
Cook Co GO	5.00%	11/15/2022	AA	2,000	2,326,100
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,186,180
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	4,024,020
Detroit - State Aid GO	4.50%	11/1/2023	AA	13,105	13,430,659
Detroit - State Aid GO	5.00%	11/1/2018	AA	3,320	3,597,286
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,300,515
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,857,411
Guam GO	5.75%	11/15/2014	BB-	450	456,570
Guam GO	6.75%	11/15/2029	BB-	6,475	7,065,650
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,892,850
Harris Co Toll Rd GO	5.00%	8/15/2024	AA-	5,000	5,728,350
HI State GO (AMBAC)	5.00%	7/1/2015	AA	40	41,931
IL State GO	5.00%	2/1/2020	A-	1,425	1,603,054
IL State GO	5.00%	7/1/2022	A-	6,500	7,290,335
IL State GO	5.00%	8/1/2023	A-	5,350	5,987,025
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%	1/1/2023	AA	2,700	2,942,325
Katy ISD PSF GTD	0.751%#	8/15/2036	AAA	17,500	17,552,675
King Co Sch Dist #414 - Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,891,775
LA State GO	5.00%	9/1/2022	Aa2	5,120	6,077,901
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,288,934

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2		$6,290	$6,888,997
Met Govt Nashville GO	5.00%	1/1/2018	AA		8,325	9,518,222
Miami Dade Co GO	5.25%	7/1/2019	AA		3,225	3,696,237
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2020	AA		1,125	1,327,950
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA		1,500	1,783,110
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA		2,500	2,994,675
NYC GO	5.00%	10/1/2021	AA		6,000	7,154,580
NYC GO	5.00%	8/1/2022	AA		10,000	11,754,100
NYC GO	5.00%	8/1/2025	AA		12,000	14,019,240
NYC GO	5.00%	8/1/2026	AA		5,235	5,985,594
OH Infrastructure	5.50%	6/15/2020	AA		4,500	5,229,135
Onondaga Co GO	5.00%	3/1/2020	AA+		1,150	1,329,400
Otsego Pub Sch Dist (AGM)	4.00%	5/1/2021	AA		2,245	2,341,333
Peralta CCD	5.00%	8/1/2021	AA-		3,000	3,586,800
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3		5,900	6,524,633
PR Comwlth GO	5.25%	7/1/2016	BB+		5,000	4,804,900
PR Comwlth GO	5.375%	7/1/2030	BB+		10,000	7,204,700
PR Comwlth GO	8.00%	7/1/2035	BB+		7,780	6,853,713
PR Comwlth Govt Dev Bank	5.00%	12/1/2015	BB		5,000	4,771,450
PR Pub Bldg Auth GTD	5.75%	7/1/2022	BB+		4,305	3,445,765
San Francisco City & Co USD	4.00%	6/15/2021	Aa2		9,740	10,973,181
San Jose USD (NPFGC)	4.50%	8/1/2023	AA		2,825	3,033,259
WA State GO	5.00%	8/1/2022	AA+		14,245	16,958,815
WA State GO	5.00%	1/1/2024	AA+		5,000	5,776,800
WI State GO (NPFGC)(FGIC)	5.00%	5/1/2019	AA		10,000	10,370,300
Williamson Co GO	5.00%	2/15/2021	AAA		5,640	6,745,384
Woonsocket GO	7.125%	6/15/2016	B3		2,025	2,090,873
Worcester GO (AGM)	5.25%	10/1/2019	AA		1,000	1,097,840
Worcester GO (AGM)	5.25%	10/1/2020	AA		1,195	1,310,509
Total						428,402,289

Health Care 15.38%

Abag Fin Auth - Episcopal Senior	2.15%	7/1/2019	BBB+	(c)	3,000	3,000,210
Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(c)	4,000	4,232,000
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(c)	1,000	1,066,700
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,020,280
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,001,320
Albany IDA - St Peters Hsp	5.00%	11/15/2015	A+		200	211,140
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(c)	2,020	2,166,632
AZ Hlth Facs - Phoenix Childrens Hsp	1.91%#	2/1/2048	BBB+		14,500	14,500,145
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,569,280
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		4,525	4,609,799
CA Fin Auth - Cmnty Hsps COP	5.00%	2/1/2016	Baa1		2,000	2,125,880
CA Hlth - Catholic Hlthcare W	5.125%	7/1/2022	A		920	958,861
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,768,813

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		$1,000	$1,139,840
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,217,420
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,343,746
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,020,925
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,299,520
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,380,210
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,726,456
CA Hlth - Episcopal Home	5.50%	2/1/2024	A		2,000	2,439,680
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,888,400
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,048,375
CA Stwde - So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,830,336
Camden Co Impt Auth - Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,764,625
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,500	1,669,185
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	615,570
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2019	AA-		6,000	6,889,680
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,540,282
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,223,820
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		3,325	3,345,848
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	842,440
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,023,330
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,522,765
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(c)	3,085	3,333,188
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,456,900
Flint Hsp Bldg Auth - Hurley Med Ctr	6.00%	7/1/2020	Ba1		520	520,463
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(c)	3,535	3,922,790
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(c)	2,000	2,258,980
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,331,827
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,649,412
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(c)	1,385	1,496,589
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(c)	1,325	1,294,194
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(c)	545	523,391
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB	(c)	1,500	1,659,615
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	1,927,840
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,067,810
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,144,742
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,461,632
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,802,825
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,121,780
IL Fin Auth - Rush Univ Med	6.00%	11/1/2019	A		1,000	1,136,520
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,986,437
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,779,954
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,866,708
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		840	850,886
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,519,950

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		$2,000	$2,222,000
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB+		3,275	3,393,555
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,417,722
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,597,984
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	BBB-		7,535	8,547,704
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB+		5,705	6,406,316
MD Hlth & Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,155,418
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,623,730
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,286,818
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		7,755	8,549,034
ME Hlth & Hi Ed - Pooled Fing	4.50%	7/1/2018	NR		255	290,506
ME Hlth & Hi Ed - Pooled Fing	4.50%	7/1/2018	A1		2,350	2,584,201
ME Hlth & Hi Ed - Pooled Fing (NPFGC)(FGIC)	5.375%	7/1/2018	A1		2,660	2,669,363
Mesquite Hlth - Christian Care Ctrs	5.50%	2/15/2025	BBB-		3,250	3,310,613
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	BBB+		2,660	2,991,675
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	BBB+		2,960	3,314,342
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	BBB+		7,250	7,656,725
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,828,988
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,388,673
Miami Beach Hlth - Mount Sinai Med Ctr	6.75%	11/15/2021	Baa2		2,370	2,420,694
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,114,745
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,600	1,828,880
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,780	2,051,468
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		995	1,147,165
MS Hsp - Baptist Health	5.00%	8/15/2017	BBB+		2,500	2,754,975
MS Hsp - Baptist Health	5.00%	8/15/2018	BBB+		3,000	3,267,720
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	6,414,395
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,329,100
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,339,720
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,567,748
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,663,860
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	11,532,300
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,279,050
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,199,438
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,112,205
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,277,300
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,156,022
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(c)	1,000	991,800
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,205,100
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,601,240
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,257,440
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,112,100
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,916,531
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,839,250
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,656,160

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		$5,000	$5,786,200
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		5,000	5,201,400
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	7,896,075
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,212,100
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,233,800
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,028,660
SC Jobs EDA - Tuomey Hsp (AMBAC)	5.00%	11/1/2018	NR		1,620	1,536,019
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,922,292
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		5,130	5,529,884
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		2,710	2,900,188
St Paul Hsg & Redev - Healtheast	5.00%	11/15/2017	BBB-		2,900	3,033,516
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,005	1,049,009
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,700,157
Tarrant Co Cultural - Christus Hlth (AG)	5.75%	7/1/2018	AA		2,385	2,604,205
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,275,891
Travis Co Hlth - Longhorn Vlg	5.50%	1/1/2017	NR		230	230,140
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,446,157
Univ Med Ctr Corp	6.00%	7/1/2024	BBB+		1,000	1,150,200
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		2,000	2,098,820
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,500,040
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,277,700
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(c)	1,350	1,454,477
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,171,020
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A3		5,575	6,092,304
WI Hlth & Ed - Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-		1,110	1,276,256
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,155,000
WI PFA - Rose Villa(a)	3.75%	11/15/2019	NR		565	567,814
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,686,601
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,361,905
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,692,928
Total						479,460,477

Housing 0.42%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	596,780
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,248,232
CA Stwde - American Baptist	2.10%	10/1/2019	BBB		2,200	2,200,198
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,265,880
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,494,750
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,838,990
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3		190	203,169
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(c)	1,130	1,193,337
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,124,580
Total						13,165,916

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 8.75%

Broward Co Sch Brd COP	5.00%	7/1/2021	A1	$5,000	$5,942,250
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A1	4,085	4,739,335
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A1	3,000	3,593,100
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A1	7,490	8,558,448
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A1	1,000	1,176,310
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A1	1,500	1,782,855
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A1	3,250	3,859,960
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A1	1,000	1,196,730
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A1	4,200	5,016,564
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A1	11,370	13,506,082
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2	2,450	2,738,782
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-	5,640	6,660,163
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA	3,800	4,228,412
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+	4,000	4,434,360
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+	6,405	7,040,632
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2019	Aa2	2,500	2,899,650
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	Aa2	3,650	4,277,946
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	Aa2	5,930	6,830,945
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+	2,870	3,121,441
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,436,319
KY Ppty & Bldgs Commn - Proj #93 (AG)	5.25%	2/1/2020	AA	2,000	2,334,440
LA PFA - Hurricane Recovery (AG)	5.00%	6/1/2020	AA	5,000	5,560,150
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,474,313
MD EDC - Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,314,594
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,938,696
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,017,615
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	A+	3,865	4,421,831
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	A+	6,915	7,857,999
Miami Dade Co Sch Brd COP (NPFGC)	5.00%	5/1/2022	AA-	11,550	12,705,462
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,769,560
NJ EDA - Sch Facs	5.00%	3/1/2023	A	7,445	8,616,024
NJ EDA - Sch Facs	5.25%	12/15/2020	A	8,125	9,347,000
NJ EDA - Sch Facs	5.25%	9/1/2023	A	10,000	11,571,100
NJ EDA - Sch Facs	5.25%	9/1/2025	A	5,550	6,302,247
NJ EDA - Transit Proj	5.00%	5/1/2018	A	1,425	1,618,373
NJ EDA - Transit Proj	5.00%	5/1/2019	A	3,000	3,455,430
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,192,770
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,530,647
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,320	1,496,129
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	1,920	2,176,188
NY UDC - Svc Contract	5.00%	1/1/2022	AA-	3,705	4,228,813

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	A1		$8,030	$9,281,556
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	A1		8,750	10,172,750
Philadelphia Redev Auth	5.00%	4/15/2019	A+		2,215	2,492,916
Philadelphia Redev Auth	5.00%	4/15/2020	A+		3,525	3,998,689
Philadelphia Redev Auth	5.00%	4/15/2021	A+		2,000	2,277,980
Philadelphia Redev Auth	5.00%	4/15/2022	A+		5,195	5,922,819
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BB+		5,000	4,305,250
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-		2,000	2,311,880
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-		4,100	4,787,980
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,403,025
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2019	AA		1,000	1,168,200
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA		1,000	1,196,650
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,197,700
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA		1,750	1,750,245
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA		920	920,009
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA		2,250	2,250,000
Total						272,654,834

Other Revenue 5.02%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa1		11,300	11,767,594
Austin Convention†	6.00%	1/1/2017	BB		1,935	2,080,280
Baker Correctional Dev	7.50%	2/1/2030	NR		1,200	864,036
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018	BB		1,830	1,924,629
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019	BBB-		2,715	3,051,931
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1		5,425	6,579,711
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,485,945
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BBB-		6,410	6,452,242
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,683,950
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,672,200
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022	BBB		3,265	3,340,715
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	965,508
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		5,110	5,848,191
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	3,106,080
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA		7,645	9,062,689
FL Dept Env Protn - Florida Forever	5.00%	7/1/2018	AA-		14,650	16,870,647
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(c)	3,000	3,186,120
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033	BB		3,000	3,104,250
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		905	904,964
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB		2,250	2,378,183
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024	A1		4,000	4,565,560
La Paz Co IDA - Imperial Regl Jail	7.375%	10/1/2032	NR		5,000	5,183,750
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026	BBB-		4,455	5,708,013
Maverick Co PFC(e)	6.25%	2/1/2024	NR		1,825	1,149,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR	$700	$350,000
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		A+	1,900	2,090,513
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		A+	1,400	1,554,602
MI St Strategic Fd(f)	—	—	(g)	NR	400	40
Minneapolis - Ntl Marrow Donor	4.875%	8/1/2025		BBB+	5,000	5,245,450
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019		BBB+	3,225	3,709,717
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+	5,000	5,824,400
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018		A+	2,500	2,953,000
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A	5,000	5,754,750
PA IDA - Economic Dev	5.00%	7/1/2019		A1	3,500	4,038,090
PA IDA - Economic Dev	5.00%	7/1/2020		A1	2,000	2,320,200
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015		AA-	5,000	5,031,150
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-	2,400	2,617,464
Total						156,425,694

Special Tax 1.93%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2	5,500	5,716,205
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020		A2	2,320	2,735,628
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+	2,000	2,198,380
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+	1,000	1,095,950
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+	1,500	1,643,130
Glendale Redev Agy	5.50%	12/1/2024		A	5,000	5,262,300
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039		NR	5,000	550,000
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	7,191,344
Pittsburg Redev Agy	5.00%	8/1/2019		A	5,755	6,699,453
Pittsburg Redev Agy	5.00%	8/1/2020		A	1,680	1,970,203
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021		AA	1,875	2,211,938
Plaza Met Dist #1	4.50%	12/1/2030		NR	4,300	4,216,666
Sparks Loc Impt Dists - Dist #3	6.50%	9/1/2020		NR	360	377,827
Sparks Tourism Impt Dist†	6.50%	6/15/2020		B1	5,230	5,517,441
Village CDD #10	4.50%	5/1/2023		NR	2,130	2,143,866
Village CDD #9	5.00%	5/1/2022		NR	1,580	1,660,264
Village CDD #9	5.25%	5/1/2031		NR	1,890	2,004,288
Village CDD #9	5.75%	5/1/2021		NR	3,365	3,743,327
Village CDD #9	6.75%	5/1/2031		NR	2,680	3,230,043
Total						60,168,253

Tax Revenue 6.36%

El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023		AA-	5,000	5,656,150
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027		NR	1,000	1,031,710
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032		NR	1,000	1,021,220
Guam Ltd Oblig - Section 30 Landfill	5.375%	12/1/2024		BBB+	1,000	1,083,980
Guam Ltd Oblig - Section 30 Landfill	5.50%	12/1/2019		BBB+	1,000	1,106,610

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

IL Sales Tax	5.00%	6/15/2019	AAA		$5,000	$5,777,550
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2019	AA		2,500	2,610,150
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,999,650
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,213,093
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,515,260
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,594,435
Met Atlanta Rapid Trans Auth(a)	5.00%	7/1/2025	AA+		5,950	7,083,475
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,719,289
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	AAA		2,500	2,897,575
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	AAA		5,000	5,859,500
MTA NY - Dedicated Tax	5.00%	11/15/2021	AA		3,145	3,771,515
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,643,236
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,367,410
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,250,163
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	542,255
NY Dorm - PIT	5.00%	12/15/2019	AAA		15,000	17,780,550
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	11,871,700
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	18,225,722
NYC TFA - Bldg Aid	5.00%	7/15/2024	Aa2		10,000	11,596,200
NYC TFA - Future Tax	5.00%	5/1/2024	AAA		14,745	16,805,171
NYC TFA - Future Tax	5.00%	5/1/2025	AAA		9,000	10,217,700
Oneida Tribe Salex Tax Rev†	5.50%	2/1/2021	AA-		2,285	2,504,451
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,542,200
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,219,370
PR Corp Sales Tax	5.00%	8/1/2022	AA-		1,500	1,499,940
PR Corp Sales Tax	5.50%	8/1/2023	A+		9,065	8,544,941
PR Corp Sales Tax	5.50%	8/1/2028	A+		7,265	6,304,640
San Mateo Co Trans Dist (NPFGC)(FGIC)	4.50%	6/1/2022	AA		1,830	1,885,724
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,285,868
Virgin Islands PFA - Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,759,925
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,070,970
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,425,010
Total						198,284,308

Tobacco 4.82%

Buckeye Tobacco	5.125%	6/1/2024	B-		31,490	26,854,672
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,129,235
Buckeye Tobacco	5.875%	6/1/2030	B-		9,500	7,826,100
Golden St Tobacco	4.50%	6/1/2027	B		12,765	11,324,087
Golden St Tobacco	5.00%	6/1/2033	B-		15,000	11,973,450
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	2,425	2,298,900
Inland Empire Tobacco	5.00%	6/1/2021	B	(c)	3,215	3,116,267
MI Tob Settlement	5.125%	6/1/2022	B-		5,090	4,508,875
MI Tob Settlement	5.25%	6/1/2022	B-		6,835	6,098,187
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		3,225	3,214,390

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A-	$8,500	$9,337,420
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,143,570
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A-	1,000	1,122,090
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A-	1,000	1,109,100
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,951,147
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,263,375
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,760,250
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	12,030	11,787,475
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	10,000	8,709,700
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	10,500	7,917,735
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	5,000	4,205,900
Tobacco Settlement Fin Corp NY	5.00%	6/1/2018	AA-	5,000	5,767,300
Total					150,419,225

Transportation 15.43%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,283,253
Atlanta Airport	5.50%	1/1/2021	Aa3	3,000	3,650,790
Atlanta Airport - PFC	5.00%	1/1/2029	A+	2,500	2,859,350
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+	10,000	12,065,000
Bay Area Toll Auth	0.76%#	4/1/2047	AA	6,000	6,035,460
Central TX Mobility Auth	5.00%	1/1/2033	Baa3	3,000	3,111,360
Central TX Mobility Auth	5.75%	1/1/2019	Baa2	750	859,538
Central TX Mobility Auth	5.75%	1/1/2020	Baa2	1,000	1,156,990
Central TX Mobility Auth	5.75%	1/1/2031	Baa2	2,000	2,247,040
Chicago Midway Arpt	5.00%	1/1/2026	A-	6,075	6,974,950
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-	3,000	3,439,710
Chicago O’Hare Arpt	5.00%	1/1/2022	A2	2,250	2,608,650
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,841,320
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A2	6,320	7,309,017
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A2	11,740	13,573,084
Clark Co Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,417,492
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	729,047
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	447,761
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	591,274
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	528,127
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	1,988,039
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,538,525
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,876,184
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	9,894,257
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,308,600
HI Arpts Sys AMT	5.00%	7/1/2017	A	5,000	5,563,450
HI Arpts Sys AMT	5.00%	7/1/2022	A	5,130	5,849,380
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,843,000
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,160,590

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

IL Toll Hwy Auth	5.00%	1/1/2028	AA-	$2,535	$2,930,790
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,454,520
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	6,051,955
Los Angeles Harbor	5.00%	8/1/2024	AA	1,500	1,749,255
Louisville Regl Airport	5.00%	7/1/2023	A+	2,250	2,649,015
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,473,975
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,913,860
MA Trans Fd - Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,749,000
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,795,672
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,079,410
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,750,260
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,801,906
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,752,625
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	3,894,310
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,300,840
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	3,994,270
Minneapolis / St Paul Met Airports	5.00%	1/1/2020	AA-	2,190	2,570,075
Minneapolis / St Paul Met Airports (AMBAC)	5.00%	1/1/2024	AA-	10,250	11,209,707
Montgomery Co	4.00%	3/1/2019	Aa1	2,435	2,731,388
MTA NY	5.00%	11/15/2021	AA-	1,500	1,787,520
MTA NY	5.00%	11/1/2023	AA-	5,640	6,610,644
MTA NY	5.00%	11/15/2025	AA-	2,000	2,251,420
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,622,239
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,346,950
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,895,950
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,558,204
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,502,560
NJ Trans Trust Fund	5.75%	6/15/2020	A	7,645	9,150,759
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,670,741
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,944,600
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,623,900
NY Twy Auth	5.00%	1/1/2020	A	1,500	1,744,065
Orlando & Orange CO Expwy Auth	5.00%	7/1/2030	A	10,000	11,305,400
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,139,590
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,860,850
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,490,624
Phoenix Airport	5.00%	7/1/2023	A+	7,000	7,943,600
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,602,996
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,767,825
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,414,802
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,918,300
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,566,760
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,173,120
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,918,070
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,494,370

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	$3,460	$3,831,223
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,060,036
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,088,392
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,176,785
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,266,800
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,284,474
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,254,700
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	6,013,005
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	A+	2,500	2,860,250
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,982,216
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,639,140
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,000	5,988,350
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,381,360
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,140,988
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,161,500
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,979,500
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,823,700
WI Trans	5.00%	7/1/2019	AA+	2,000	2,300,620
Total					481,142,969

Utilities 14.00%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,523,847
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA	1,480	1,551,854
CA Dept Wtr Res Pwr	5.00%	5/1/2018	Aa2	4,050	4,684,959
CA Dept Wtr Res Pwr	5.00%	5/1/2019	Aa2	16,695	19,704,775
Central Plains - Goldman Sachs	5.00%	9/1/2027	A-	7,500	8,275,500
Energy Northwest - Columbia Station (AMBAC)	5.00%	7/1/2024	NR	3,550	3,880,044
Energy Northwest - Columbia Station (AMBAC)	5.00%	7/1/2024	AA-	8,115	8,815,081
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A-	5,265	5,639,131
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,579,727
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	4,163,190
GA Env Loan Acquisition Corp	4.00%	3/15/2021	Aaa	1,630	1,643,236
Hampton Rds Santn Dist	5.00%	4/1/2022	AAA	5,000	5,664,100
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,264,450
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,601,260
Houston Util Sys(a)	5.00%	11/15/2022	AA	5,000	6,038,900
Houston Util Sys(a)	5.00%	11/15/2023	AA	4,000	4,860,160
IA Fin Auth - Revolving Fund	5.25%	8/1/2020	AAA	2,500	2,919,125
IL DFA - Peoples Gas AMT (AMBAC)	4.875%	11/1/2038	Aa3	7,500	7,553,925
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	377,298
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,439,530
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,861,291
KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,833,302

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Lakeland Energy (AGM)	5.00%	10/1/2018	AA	$3,975	$4,536,151
Long Beach Nat Gas - ML	1.58%#	11/15/2026	A-	4,000	3,646,440
Long Island Power Auth	5.00%	5/1/2019	A-	1,000	1,139,850
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,372,870
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2022	AA-	4,250	5,093,710
Los Angeles Solid Waste	5.00%	2/1/2020	Aa2	2,000	2,308,540
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	12,146,200
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2019	AA	4,705	5,448,625
Lower Colo Riv Auth	5.00%	5/15/2020	A1	3,130	3,656,716
Lower Colo Riv Auth	5.00%	5/15/2020	A1	3,930	4,591,340
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A	5,225	6,055,043
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A	5,005	5,789,834
MA DFA - Dominion Energy	5.75%	12/1/2042	BBB+	1,000	1,213,310
Main St Nat Gas - ML	5.00%	3/15/2021	A-	2,500	2,820,750
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,968,252
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,190	7,257,218
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,937,714
Miami Dade Co Wtr & Swr (AGM)	5.25%	10/1/2018	AA	3,000	3,482,340
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,133,294
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,408,981
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	9,857,529
NC Eastern Muni Pwr	5.00%	1/1/2019	A-	2,245	2,573,690
NC Eastern Muni Pwr	5.00%	1/1/2020	A-	1,000	1,138,490
NC Muni Pwr Agy #1 Catawba Elec	5.00%	1/1/2019	A	6,500	7,515,820
New Orleans Sewer(a)	5.00%	6/1/2020	A	1,400	1,608,614
New Orleans Sewer(a)	5.00%	6/1/2021	A	400	460,908
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB-	8,000	8,334,000
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,135,968
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,906,073
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	9,007,520
OH Wtr Dev Auth - Poll Ctl	5.00%	6/1/2023	AAA	5,500	6,734,915
PA Econ Dev - Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,309,216
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,105,623
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A2	5,000	5,332,500
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,433,013
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,433,287
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	8,878,162
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,250,760
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	Baa1	10,640	11,974,256
PR Aqueduct & Swr Auth	5.00%	7/1/2015	BB+	7,100	5,122,082
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	5,555	4,263,629
PR Elec Pwr Auth	5.00%	7/1/2024	BB	4,900	2,174,424
PR Elec Pwr Auth	5.00%	7/1/2029	BB	8,205	3,640,969
PR Elec Pwr Auth	5.25%	7/1/2019	BB	2,000	887,500
PR Elec Pwr Auth	5.25%	7/1/2026	BB	4,900	2,174,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Public Gas Partners Inc	5.00%	10/1/2019	A+	$5,950	$6,805,610
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,753,294
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,806,352
Salt River Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,158,180
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A-	5,000	5,495,600
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	A-	5,000	5,850,100
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,913,700
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,937,750
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,546,812
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA	5,000	5,336,550
TEAC - Goldman Sachs	5.00%	2/1/2018	A-	1,055	1,173,392
TEAC - Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,436,110
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	13,000	14,425,580
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	A-	4,685	5,360,483
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	A-	2,925	3,359,158
TX Muni Gas Acq & Supply - ML	5.625%	12/15/2017	A-	5,850	6,444,477
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-	5,000	6,089,150
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,949,428
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	6,221,617
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,515,814
Western MN Muni Pwr Agy(a)	5.00%	1/1/2022	NR	1,000	1,199,360
Western MN Muni Pwr Agy(a)	5.00%	1/1/2023	NR	1,500	1,805,760
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,619,840
Total					436,339,303

Total Municipal Bonds (cost $2,952,824,990)					3,064,757,255

Shares (000)
SHORT-TERM INVESTMENTS 0.48%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,776)	2	1,776

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.48%

Corporate-Backed 0.25%

Port Arthur Nav Dist - Motiva	0.19%	7/1/2014	12/1/2039	A2	$7,800	$7,800,000

General Obligation 0.07%

NYC GO	0.23%	7/1/2014	4/1/2035	AA	2,000	2,000,000

Lease Obligations 0.03%

Pima Co IDA - Clark Co Detention†	0.41%	7/3/2014	9/1/2033	AA-	1,000	1,000,000

Utilities 0.13%

Las Vegas Valley Water District	0.15%	7/1/2014	6/1/2036	AA+	4,000	4,000,000

Total Variable Rate Demand Notes (cost $14,800,000)						14,800,000

Total Short-Term Investments (cost $14,801,776)						14,801,776

Total Investments in Securities 98.78% (cost $2,967,626,766)						3,079,559,031

Cash and Other Assets in Excess of Liabilities(h) 1.22%						38,116,222

Net Assets 100.00%						$3,117,675,253

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	September 2014	293	Short	$(40,195,938)	$(564,027)

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$2,908,331,561	$—		$2,908,331,561
Other Revenue	—	156,425,654	40	(4)	156,425,694
Money Market Mutual Fund	1,776	—	—		1,776
Variable Rate Demand Notes	—	14,800,000	—		14,800,000
Total	$1,776	$3,079,557,215	$40		$3,079,559,031
Liabilities
Trust Certificates	$—	$(3,840,000)	$—		$(3,840,000)
Total	$—	$(3,840,000)	$—		$(3,840,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(564,027)	—	—		(564,027)
Total	$(564,027)	$—	$—		$(564,027)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended June 30, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$40
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Net transfers in or out of Level 3	-
Balance as of June 30, 2014	$40

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.71%

Corporate-Backed 6.90%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$378,563
Beaver Co IDA - First Energy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,495,502
CA Poll Control - Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,017,500
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	583,530
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	634,927
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		750	850,192
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	524,095
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB		670	770,460
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1		860	857,970
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		135	144,543
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-		185	185,374
Valdez Marine Term - BP	5.00%	1/1/2021	A		200	234,776
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	111,690
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	284,894
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A		1,000	1,188,970
Total						9,262,986

Education 8.73%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A2		150	167,492
Bourbonnais Vlg Ind - Olivet Nazarene Univ	5.50%	11/1/2042	BBB		300	316,545
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		265	295,247
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	285,927
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	103,242
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	834,303
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,000	988,470
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		605	692,779
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		175	201,693
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	103,647
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	516,675
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	492,165
LA PFA - Loyola Univ	5.25%	10/1/2029	A		680	768,529
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	135,563
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA		300	318,447
Morgan State Univ	5.00%	7/1/2027	A+		670	761,562
Morgan State Univ	5.00%	7/1/2030	A+		350	392,031
Morgan State Univ	5.00%	7/1/2032	A+		450	500,364
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	BBB		225	250,900
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	177,250
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2020	NR		555	693,367
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	279,050
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(c)	400	437,640
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,146,290
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		795	860,246
Total						11,719,424

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 10.11%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		$550	$646,739
CA State GO	5.375%	11/1/2035	Aa3		400	462,596
CA State GO	5.50%	3/1/2040	Aa3		975	1,109,706
CA State GO	6.50%	4/1/2033	Aa3		300	365,361
Chicago GO	5.00%	1/1/2035	A+		1,000	1,028,160
Chicago GO	5.25%	1/1/2027	A+		260	272,488
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-		400	450,340
HI State GO	5.00%	12/1/2028	AA		1,000	1,168,890
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3		225	253,577
IL State GO	5.00%	1/1/2034	A-		840	882,823
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		1,000	1,094,800
NYC GO	5.00%	8/1/2023	AA		300	357,612
NYC GO	5.00%	8/1/2023	AA		705	840,388
NYC GO	5.00%	8/1/2027	AA		575	662,325
Philadelphia GO	5.25%	7/15/2031	A+		600	673,104
PR Comwlth GO	4.75%	7/1/2018	BB+		350	309,131
PR Comwlth GO	5.375%	7/1/2030	BB+		955	688,049
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BB+		125	104,543
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BB+		315	244,701
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Aa3		1,000	1,133,560
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	825,660
Total						13,574,553

Health Care 17.85%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		300	307,197
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-		300	339,525
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-		270	304,209
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	Aa2		680	782,673
AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,371,455
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		700	796,390
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	325,111
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	521,275
CA Stwde - So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	126,739
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	306,897
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A+		750	839,587
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A+		155	179,382
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	697,030
CT Hlth & Ed - Yale New Haven	5.00%	7/1/2028	Aa3		500	575,540
CT Hlth & Ed - Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	310,370
Cumberland Co Mun Auth - Diakon Lutheran	5.00%	1/1/2036	BBB+	(c)	100	101,050
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	145,839
Cumberland Mun Auth - Asbury	5.25%	1/1/2021	NR		140	150,052
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		150	158,223
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA		530	588,268
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	421,784
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	155,574

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		$480	$515,227
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		305	329,421
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	247,227
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	A+		650	692,581
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		225	252,664
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	A		315	361,825
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		80	91,621
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		220	251,957
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		250	295,370
IL Fin Auth - Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	AA-		305	319,750
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		555	631,912
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	347,067
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	Aa2		795	915,037
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	Baa1		870	946,151
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	276,273
MD Hlth & Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	501,230
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		620	683,482
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba1		400	438,912
Montgomery Co Hlth - Catholic Hlth E	6.25%	11/15/2034	Aa2		105	120,443
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,118,190
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2034	BBB+		1,100	1,177,715
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		225	184,815
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+		325	284,658
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	287,315
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,162,211
Univ Med Ctr Corp	5.00%	7/1/2020	BBB+		500	565,025
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		140	157,321
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	170,292
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	309,328
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		840	818,933
Total						23,958,123

Housing 0.61%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	354,516
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		100	106,791
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		350	358,578
Total						819,885

Lease Obligations 8.56%

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2030	A1		130	136,949
CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A1		250	295,785
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A1		535	604,924
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A1		310	360,022
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A1		155	156,032
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	518,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	Aa2	$1,155	$1,344,628
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2	250	276,158
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,149,800
McLennan Co PFC	6.625%	6/1/2035	AA-	545	572,740
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	650	729,722
NJ EDA - Sch Facs	1.66%#	3/1/2028	A	500	492,550
NJ EDA - Sch Facs	5.875%	12/15/2034	AA+	125	151,518
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A	500	546,395
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	1,000	1,136,950
Philadelphia Muni Auth	6.375%	4/1/2029	A+	655	763,075
Pima Co IDA - HQ Metro	6.00%	7/1/2041	Aa2	600	652,710
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,085,270
VA Transp Brd - Cap Proj	4.75%	5/15/2035	AA+	470	514,876
Total					11,488,704

Other Revenue 6.79%

Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	170,579
Arlington Hi Ed Fin Corp - LifeSchool PSF GTD	5.00%	8/15/2039	AAA	400	450,008
Austin Convention†	5.75%	1/1/2034	BB	590	602,608
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	207,106
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2	250	256,263
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	BB+	595	607,495
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	BB+	100	101,790
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	605	670,062
Cleveland Arpt	5.00%	1/1/2029	A-	425	454,274
Cleveland Arpt	5.00%	1/1/2030	A-	555	591,003
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	287,485
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	517,680
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	337,950
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	224,822
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	205	231,677
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	949,914
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR	500	532,055
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	323,397
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	50,000
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032	BBB-	400	419,372
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	561,860
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2036	CC	150	45,000
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB	500	513,285
Total					9,105,685

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 2.74%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	$250	$266,648
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	325	336,687
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	516,645
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	831,450
Lancaster Redev	6.00%	8/1/2024	BBB	250	282,310
Rancho Cucamonga Redev Agy(a)	5.00%	9/1/2030	NR	500	565,930
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB	100	110,043
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	772,708
Total					3,682,421

Tax Revenue 5.17%

AZ Sports & Tourism Auth - Stadium	5.00%	7/1/2028	A1	1,000	1,113,400
Hudson Yards	5.75%	2/15/2047	A	925	1,055,147
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	200	223,438
NY UDC - PIT	5.00%	3/15/2033	AAA	750	843,293
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,122,880
PR Corp Sales Tax	5.25%	8/1/2041	A+	1,000	755,630
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	275	317,699
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	626,497
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	581,956
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	291,615
Total					6,931,555

Tobacco 4.83%

Buckeye Tobacco	5.125%	6/1/2024	B-	1,000	852,800
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A1	705	727,236
MI Tob Settlement	5.125%	6/1/2022	B-	720	637,797
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	176,316
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,279,212
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	624,667
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	812,357
TSASC	5.00%	6/1/2026	B+	830	816,081
TSASC	5.00%	6/1/2034	B	660	556,116
Total					6,482,582

Transportation 12.38%

Atlanta Airport	5.25%	1/1/2030	Aa3	625	715,750
Atlanta Airport - PFC	5.00%	1/1/2028	A+	1,000	1,149,910

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Charlotte Airport	5.00%	7/1/2033	Aa3	$575	$635,231
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	1,140	1,203,213
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	90	101,210
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	101,868
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,634
Delaware River Port Auth	5.00%	1/1/2029	A	470	531,805
Delaware River Port Auth	5.00%	1/1/2034	A	800	883,976
DFW Arpt	5.00%	11/1/2038	A+	1,000	1,090,150
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA-	500	554,350
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	848,092
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	759,402
Met DC Airport	5.00%	10/1/2035	AA-	230	250,941
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	515	595,407
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	210	241,727
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	535	613,367
NJ Trans Trust Fund	5.75%	12/15/2031	A	350	406,098
NJ Trans Trust Fund	6.00%	6/15/2035	A	195	232,393
North TX Twy Auth	5.75%	1/1/2033	A3	270	299,762
North TX Twy Auth	6.00%	1/1/2043	A2	775	897,892
PA Tpk Commn	5.50%	6/1/2033	A-	315	343,971
PR Hwy & Trans Auth	4.00%	7/1/2017	BB+	240	93,672
PR Hwy & Trans Auth	5.50%	7/1/2021	BB+	1,660	593,599
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	92,635
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	820	893,652
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	136,468
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	531,264
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	544,950
San Diego Arpt	5.00%	7/1/2040	A	1,000	1,072,090
Total					16,615,479

Utilities 15.04%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	220,514
Adelanto Util Sys	6.625%	7/1/2031	NR	100	111,347
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	1,500	1,592,760
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	200,496
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,138,540
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	750	785,325
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	115,032
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	170,415
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	264,796
Detroit Water Rmkt (AGM)	6.25%	7/1/2036	AA	55	57,364
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	447,068
FL Muni Pwr Agy	5.00%	10/1/2026	A2	700	798,259

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Gainesville Utility	5.25%	10/1/2034	AA	$150	$164,426
IN Muni Pwr	5.25%	1/1/2032	A+	450	507,726
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,000	1,081,900
Long Beach Nat Gas - ML	5.50%	11/15/2030	A-	295	349,321
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	1,080	1,313,248
Long Island Power Auth	5.00%	9/1/2026	A-	510	568,477
Los Angeles USD	5.00%	7/1/2023	Aa2	500	607,310
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	591,763
New Orleans Water	5.00%	12/1/2044	BBB+	500	532,565
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	200	215,738
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	584,979
NYC Muni Water	5.00%	6/15/2035	AA+	525	591,150
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	534,821
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	Baa1	320	360,128
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	590	452,843
PR Elec Pwr Auth	5.00%	7/1/2028	BB	270	119,813
PR Elec Pwr Auth	5.25%	7/1/2028	BB	880	390,500
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	115,295
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A-	540	593,525
Salt Verde Fin Corp - Citi	5.25%	12/1/2026	A-	800	947,024
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2032	A3	1,500	1,573,695
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	A-	855	977,735
Western MN Muni Pwr Agy(a)	5.00%	1/1/2040	NR	500	557,575
Western MN Muni Pwr Agy(a)	5.00%	1/1/2046	Aa3	500	555,870
Total					20,189,343

Total Investments in Municipal Bonds 99.71% (cost $130,467,904)					133,830,740

Cash and Other Assets in Excess of Liabilities(h) 0.29%					385,827

Net Assets 100.00%					$134,216,567

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	September 2014	27	Short	$(3,704,063)	$(44,953)

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$133,830,740	$—	$133,830,740
Total	$—	$133,830,740	$—	$133,830,740
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(44,953)	—	—	(44,953)
Total	$(44,953)	$—	$—	$(44,953)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 101.95%

Corporate-Backed 6.77%

CA Poll Control - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$8,993,687
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	6,000	6,015,060
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	9,710	11,332,153
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B+	3,520	3,701,069
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,000	2,223,360
Gloucester Co Impt Auth - Waste Mgmt AMT	2.50%	12/1/2029	A-	1,125	1,174,118
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,098,740
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	8,500	8,909,615
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	527,000
IL Fin Auth - United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	2,000	240,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	1,580	1,695,261
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB	7,650	8,546,580
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-	2,225	2,402,421
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,496,032
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	855	427,500
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,883,013
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,712,970
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	8,340	8,929,555
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-	5,790	6,199,179
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,500	1,510,050
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,342,500
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	2,025	2,494,699
PA Econ Dev - US Airways	7.50%	5/1/2020	B-	1,500	1,749,195
PA Econ Dev - US Airways	8.00%	5/1/2029	B-	1,475	1,742,727
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	6,963,471
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	5,145	5,715,529
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	2,500	2,833,975
Valdez Marine Term - BP	5.00%	1/1/2021	A	5,000	5,869,400
West Pace Coop Dist	9.125%	5/1/2039	NR	4,900	4,671,170
Total					116,400,029

Education 5.88%

Athens Clarke Ed - Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,693,600
Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,209,820
Bourbonnais Vlg Ind - Olivet Nazarene Univ	5.50%	11/1/2042	BBB	1,700	1,793,755
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,475	2,752,126
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,130,220
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,144,456
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	10
CT Hlth & Ed - Quinnipiac Univ (NPFGC)(FGIC)	5.00%	7/1/2026	AA-	3,000	3,264,900
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	Baa1	3,000	3,465,210
Detroit Sch Dist	5.00%	5/1/2029	Aa2	4,000	4,266,360
Detroit Sch Dist	5.00%	5/1/2033	Aa2	4,385	4,646,741
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,032,420

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	$4,575	$4,522,250
Hale Ctr - Wayland Baptist Univ	5.00%	3/1/2035	A-		6,300	6,619,725
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		4,000	1,848,680
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,000	1,038,890
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,969,293
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		2,635	2,889,356
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,134,870
IL Fin Auth - Univ of Chicago	5.75%	7/1/2033	Aa1		4,300	4,991,483
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,626,750
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,864,562
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,277,350
MI Hi Ed - Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,453,853
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA		2,700	2,866,023
NY Dorm - NYU	5.00%	7/1/2030	AA-		2,155	2,465,148
NY Dorm - NYU	5.00%	7/1/2031	AA-		4,215	4,796,839
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,329,656
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,270	1,377,925
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(c)	2,450	2,680,545
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,040,396
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,247,355
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,471,685
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,017,808
Univ of Arkansas	5.00%	11/1/2026	Aa2		1,655	1,957,981
Univ of Arkansas	5.00%	11/1/2027	Aa2		1,000	1,172,290
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	2,106,475
Total						101,166,806

General Obligation 13.22%

Bellwood GO	6.15%	12/1/2032	NR		2,765	2,702,345
CA State GO	5.00%	2/1/2033	Aa3		10,000	11,095,900
CA State GO	5.25%	9/1/2024	Aa3		5,000	5,997,800
CA State GO	5.50%	3/1/2040	Aa3		9,250	10,527,980
CA State GO	5.60%	3/1/2036	Aa3		7,330	8,518,120
CA State GO	6.50%	4/1/2033	Aa3		13,400	16,319,458
Central USD (AG)	5.625%	8/1/2033	AA		2,360	2,659,177
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3		1,810	2,187,638
Chicago GO	5.00%	1/1/2035	A+		5,500	5,654,880
Colton Jt USD (AGM)	5.00%	8/1/2026	AA		1,000	1,165,660
Cook Co GO	5.00%	11/15/2024	AA		10,000	11,445,900
CT State GO(b)	5.00%	11/1/2027	AA		10,000	11,492,400
CT State GO(b)	5.00%	11/1/2028	AA		10,000	11,492,400
Guam GO	7.00%	11/15/2039	BB-		2,240	2,423,254
HI St Ser DZ(b)	5.00%	12/1/2027	AA		10,000	11,712,100
IL State GO	5.00%	3/1/2030	A-		11,500	12,290,970
IL State GO	5.00%	3/1/2031	A-		4,750	5,041,222

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	5/1/2032	A-		$3,000	$3,169,170
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1		2,385	2,620,042
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA		2,000	1,577,380
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2024	AA		2,000	2,407,220
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2025	AA		2,060	2,455,046
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2026	AA		1,500	1,773,015
NYC GO	5.00%	8/1/2023	AA		2,700	3,218,508
NYC GO	5.00%	10/1/2026	AA		26,860	31,032,970
NYC GO	5.00%	8/1/2027	AA		6,000	6,911,220
NYC GO	6.25%	10/15/2028	AA		5,000	5,947,250
Philadelphia GO	5.25%	7/15/2031	A+		1,400	1,570,576
Philadelphia GO	5.25%	7/15/2032	A+		3,000	3,350,220
Philadelphia GO	5.25%	7/15/2033	A+		1,000	1,111,660
Philadelphia GO (AGM)	5.25%	12/15/2027	AA		2,500	2,733,750
Port Houston Auth AMT	6.25%	10/1/2029	AAA		1,000	1,163,660
PR Comwlth GO	5.00%	7/1/2020	BB+		3,000	2,431,590
San Diego USD	5.00%	7/1/2027	AA-		3,295	3,859,302
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	Aa3		2,250	2,562,593
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	Aa3		2,250	2,573,865
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Aa3		3,250	3,684,070
Stockton USD (AGM)	5.00%	7/1/2023	AA		1,300	1,499,563
Stockton USD (AGM)	5.00%	7/1/2024	AA		1,335	1,519,470
Stockton USD (AGM)	5.00%	7/1/2026	AA		1,110	1,239,171
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	4,149,560
Total						227,288,075

Health Care 11.82%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,662,374
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		7,000	7,558,880
Brevard Co Hlth - Health First	7.00%	4/1/2033	A-		1,000	1,166,450
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,795,005
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,600	4,231,728
CA Hlth - City of Hope	5.00%	11/15/2026	A+		2,350	2,669,341
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,445,520
CA Hlth - Sutter Hlth	5.00%	8/15/2052	AA-		6,000	6,466,200
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,119,650
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,433,506
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,313,850
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,347,830
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,700,628
Cumberland Co Mun Auth - Diakon Lutheran	5.00%	1/1/2036	BBB+	(c)	500	505,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	$1,000	$1,092,210
Delaware Co Hsp Auth - Cardinal Hlth	5.00%	8/1/2024	A3		2,000	2,113,520
Delaware Co Hsp Auth - Cardinal Hlth	5.25%	8/1/2036	A3		4,500	4,700,520
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,600	1,687,136
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	752,122
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,599,075
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,214,440
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,722,916
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,637,912
Harris Co Cultural Ed - Mem Hermann Hlth	5.00%	12/1/2026	A+		1,500	1,747,545
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		2,130	2,240,824
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,802,825
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,544,440
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,358,395
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,143,100
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,389,868
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,421,048
La Verne COP - Brethren Hillcrest Homes(a)	5.00%	5/15/2036	BBB-	(c)	1,350	1,377,324
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,280,493
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,315,270
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,603,968
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba1		11,150	13,043,493
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,454,195
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,412,528
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,913,665
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,092,920
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	630,883
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,753,763
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	BBB+		1,675	1,827,911
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	5,981,580
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,281,281
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,677,872
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,148,841
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Ba1		3,500	3,620,470
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,223,782
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,365,520
Sullivan Co Hlth & Ed - Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,077,220
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,694,790
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,681,725
Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	1,038,442
Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,523,369
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		5,000	5,618,600
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,115,500
Total						203,339,513

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.27%

CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB	$550	$587,351
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2	5,000	5,664,700
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+	1,500	1,716,255
East Point Hsg - Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,513,486
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2	2,000	2,179,000
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB	1,435	1,529,208
Los Angeles Hsg	6.25%	6/1/2034	BB+	4,220	4,407,790
MO Hsg - Homeownership Ln AMT (GNMA)(FNMA)	5.90%	9/1/2035	Aaa	35	35,221
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,043,160
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,150	1,178,186
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,014,140
Total					21,868,497

Lease Obligations 9.22%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A1	5,600	6,347,096
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A1	8,500	9,351,870
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A1	2,500	2,796,850
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A1	5,000	5,854,150
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	Aa2	10,275	11,961,949
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	Aa2	2,355	2,723,746
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	Aa2	7,000	8,012,060
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,645,583
Houston Co Coop Dist - Country Crossing(e)	10.00%	6/7/2015	NR	1,768	247,520
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	6,787,105
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,241,489
Indianapolis Local Pub Impt Bd Bk(b)	5.50%	2/1/2033	AA	12,000	14,075,880
McLennan Co PFC	6.625%	6/1/2035	AA-	6,995	7,351,045
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	11,226,500
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,091,975
NJ EDA - Sch Facs	1.66%#	3/1/2028	A	4,625	4,556,087
NJ Trans Trust Fund	5.00%	12/15/2023	A	4,425	5,144,505
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,980	2,236,716
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	2,870	3,242,108
NYC TFA - Bldg Aid	5.00%	7/15/2030	Aa2	10,000	11,341,900
NYC TFA - Bldg Aid	5.00%	7/15/2031	Aa2	6,000	6,773,280
PA IDA - Economic Dev	5.50%	7/1/2023	A1	2,630	2,922,877
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,330,000
PR Pub Fin Corp	5.50%	8/1/2031	BB	8,000	4,857,680
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A	3,150	3,801,893
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,397,500
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA	4,500	5,210,505
Total					158,529,869

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 8.47%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa1		$8,015	$8,346,661
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+		5,750	6,327,932
Arlington Hi Ed Fin Corp - LifeSchool PSF GTD	5.00%	8/15/2039	AAA		3,600	4,050,072
Austin Convention†	5.75%	1/1/2034	BB		5,000	5,106,850
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,485,272
Baker Correctional Dev	7.50%	2/1/2030	NR		3,500	2,520,105
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		1,455	1,526,717
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		6,000	6,675,780
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,767,926
Chester Co IDA - Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	1,036,990
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,988,750
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,129,740
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	965,508
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		3,335	3,486,409
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,136,740
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,288,920
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,155,460
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2042	BBB		2,000	2,006,720
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,126,500
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,124,110
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,480	296,000
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(c)	5,500	5,835,060
Hammond Loc Pub Impt - Charter Sch	6.75%	8/15/2035	BBB-		1,000	1,020,020
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,382,846
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,261,788
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	425,500
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR		2,000	2,128,220
Long Beach Nat Gas - ML	1.60%#	11/15/2027	A-		5,000	4,527,250
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,005,957
Maverick Co PFC(e)	6.375%	2/1/2029	NR		2,580	1,624,549
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,366,530
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	D		2,250	1,282,500
MI Pub Ed - Landmark Admy	6.625%	6/1/2030	BB+		2,000	2,065,320
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee Redev - Admy of Learning(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,571,720
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,689,980
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032	BBB-		3,400	3,564,662
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2026	CC		1,600	480,000
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2036	CC		7,700	2,310,000
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(c)	3,500	3,263,470
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		1,275	1,277,257

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB	$7,000	$7,004,060
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB	1,230	1,262,681
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-	1,145	1,243,974
Total					145,635,506

Special Tax 2.97%

Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	1,250	1,294,950
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	4,300	4,443,147
Altoona Urban Renewal	6.00%	6/1/2034	BBB+	1,000	1,059,450
Aurora TIF - East River	6.75%	12/30/2027	NR	870	950,649
Baltimore Spl Oblig - East Baltimore Resrch	7.00%	9/1/2038	NR	1,500	1,605,510
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	2,000	2,005,400
Gramercy Farms CDD~(e)	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR	1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1	3,000	3,247,410
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,741,525
La Quinta Redev Agy(a)	5.00%	9/1/2025	AA-	1,500	1,774,005
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	2,047	1,506,551
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,768,494
Rancho Cucamonga Redev Agy(a)	5.00%	9/1/2030	NR	1,000	1,131,860
Rancho Cucamonga Redev Agy(a)	5.00%	9/1/2031	NR	1,400	1,575,658
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,260,740
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	7,920,686
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-	2,500	2,870,700
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,510,320
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,140,320
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,596,448
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,535	1,619,364
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,616,725
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	480,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	624,000
Total					51,079,925

Tax Revenue 8.73%

AZ Sports & Tourism Auth - Stadium	5.00%	7/1/2028	A1	18,000	20,041,200
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,018,115
MA Sch Bldg Auth - Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	22,637,100
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,181,120
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,274,960
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,109,150
NY Dorm - PIT	5.00%	3/15/2025	AAA	4,590	5,346,019

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY Dorm - PIT	5.00%	3/15/2026	AAA		$2,580	$2,987,614
NY UDC - PIT	5.00%	3/15/2028	AAA		5,000	5,693,650
NY UDC - PIT	5.00%	3/15/2033	AAA		2,250	2,529,877
NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA		12,000	13,756,860
NYC TFA - Future Tax(b)	5.00%	2/1/2028	AAA		4,000	4,585,620
PR Corp Sales Tax	5.00%	8/1/2043	A+		2,275	1,640,867
PR Corp Sales Tax	5.25%	8/1/2041	A+		10,165	7,680,979
PR Corp Sales Tax	5.375%	8/1/2039	A+		11,510	8,933,371
PR Corp Sales Tax	5.50%	8/1/2037	A+		9,000	7,162,380
PR Corp Sales Tax	5.50%	8/1/2040	A+		5,580	4,388,949
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA		14,000	15,863,400
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		4,190	4,902,509
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		1,500	1,711,635
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2		4,500	4,983,255
Yorba Linda Redev Agy	6.00%	9/1/2026	A-		1,145	1,309,285
Yorba Linda Redev Agy	6.50%	9/1/2032	A-		2,000	2,332,920
Total						150,070,835

Tobacco 3.12%

Buckeye Tobacco	5.125%	6/1/2024	B-		13,500	11,512,800
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	4,345	4,119,060
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-		5,625	6,541,425
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-		2,005	2,202,853
Tobacco Settlement Auth WA	5.00%	6/1/2020	A		4,490	5,193,987
Tobacco Settlement Auth WA	5.00%	6/1/2022	A		4,500	5,222,295
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,116,160
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		3,750	3,266,138
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		13,255	9,995,198
TSASC	5.00%	6/1/2026	B+		3,640	3,578,957
Total						53,748,873

Transportation 17.68%

Alameda Corridor Trsp Auth	5.00%	10/1/2025	A-		2,300	2,691,138
Atlanta Arpt - PFC	5.00%	1/1/2028	A+		1,000	1,149,910
Atlanta Arpt - PFC	5.00%	1/1/2031	A+		5,000	5,657,500
Central TX Mobility Auth	6.00%	1/1/2041	Baa2		10,000	11,317,000
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		2,000	2,230,300
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-		2,550	2,943,312
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+		9,645	11,074,095
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+		6,135	7,044,020
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+		7,160	8,220,894
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	7,955,784

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	$4,200	$1,809,696
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,377,683
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,148,560
HI Arpt	5.00%	7/1/2034	A	3,000	3,178,170
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,788,500
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,145,760
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,500	3,820,250
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,473,975
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,913,860
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,649,015
Met DC Arpt - Dulles Toll Road	5.00%	10/1/2053	BBB+	2,000	2,065,960
Met DC Arpt AMT	5.00%	10/1/2026	AA-	2,500	2,859,700
Met DC Arpt AMT(a)	5.00%	10/1/2027	AA-	3,250	3,742,050
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,258,700
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	3,250	3,633,825
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	4,435	4,934,647
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	1,000	1,105,460
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2032	A	5,000	5,347,100
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	625	738,769
Miami Dade Co Expwy Auth	5.00%	7/1/2025	A-	715	833,661
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	540	621,583
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,071,775
MTA NY	5.00%	11/15/2030	AA-	5,095	5,684,084
MTA NY	6.50%	11/15/2028	AA-	7,500	8,887,050
NJ Trans Trust Fund	6.00%	6/15/2035	A	4,500	5,362,920
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,514,286
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,432,200
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,333,862
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,610,600
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,477,355
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,671,525
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,644,495
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,528,570
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,643,714
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	12,416,640
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,449,341
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	12,500	13,549,875
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,566,811
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,439,078
PR Hwy & Trans Auth	5.00%	7/1/2021	BB+	1,750	625,783
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,108,020
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,002,464
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,696,028

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	$1,500	$1,612,005
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,272,100
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,738,220
San Francisco Port Commn AMT	5.00%	3/1/2024	A1	1,055	1,236,587
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,791,100
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,523,917
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	A+	2,770	3,193,755
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,870	4,998,519
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,484,300
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,656,030
Total					303,953,886

Utilities 12.80%

Amr Muni Pwr - Prairie St Energy	5.25%	2/15/2027	A1	3,000	3,321,870
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	Aa3	3,000	3,583,380
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	Aa3	4,000	4,757,880
Beaver Co IDA - FirstEnergy	3.50%	12/1/2035	BBB-	4,000	4,050,000
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,309,200
Central Plains - Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,189,642
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,430,150
Compton Water	6.00%	8/1/2039	NR	5,500	5,661,755
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,638,575
Detroit Sewer (AGM)	5.00%	7/1/2032	AA	6,000	6,000,120
Detroit Sewer (NPFGC)(FGIC)	5.50%	7/1/2029	AA-	2,000	2,047,260
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,023,612
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,700,560
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.60%	5/1/2026	Baa1	2,215	2,280,852
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,312,032
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	2,035,200
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,278,000
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,312,974
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	7,000	7,923,020
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,180,028
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,312,623
Long Island Power Auth	5.00%	9/1/2026	A-	6,000	6,687,960
Los Angeles DEWAP - Pwr Sys (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,443,159
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	12,146,200
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	11,053,476
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,955,770
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	2,400	2,558,976
Met Atlanta Rapid Trans Auth (AGM)	5.00%	7/1/2034	AA+	10,000	10,922,700
Met St Louis Sewer Dist	5.75%	5/1/2038	AAA	1,760	1,965,251
Modesto Irrigation Dist	5.00%	7/1/2024	A+	1,000	1,185,210

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

New Orleans Water	5.00%	12/1/2034	BBB+		$1,000	$1,079,130
New Orleans Water	5.00%	12/1/2044	BBB+		3,000	3,195,390
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+		5,000	5,393,450
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-		3,250	3,751,702
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-		4,520	5,089,249
Palm Beach Co Solid Waste	5.50%	10/1/2028	AA+		3,000	3,470,160
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	Baa1		5,040	5,087,628
Pinal Co Elec Dist #4	6.00%	12/1/2028	A-		740	804,262
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+		7,280	5,045,914
PR Elec Pwr Auth	0.856%#	7/1/2031	BB		4,000	1,688,560
Sabine River Auth - TXU	5.80%	7/1/2022	C	(c)	1,000	70,000
Sacramento MUD	5.00%	8/15/2027	AA-		1,650	1,925,781
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A-		7,100	7,803,752
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	A-		3,435	3,978,005
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(c)	3,000	3,443,820
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,000	3,255,810
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,420	10,117,551
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2032	A3		4,480	4,700,102
Western MN Muni Pwr Agy(a)	5.00%	1/1/2046	Aa3		3,500	3,891,090
Total						220,058,791

Total Municipal Bonds (cost $1,674,594,943)						1,753,140,605

					Shares (000)
SHORT-TERM INVESTMENTS 0.61%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $908)					1	908

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.61%

Corporate-Backed 0.12%

Port Arthur Nav Dist - Motiva	0.19%	7/1/2014	11/1/2040	A2	$1,000	$1,000,000
Port Arthur Nav Dist - Motiva	0.19%	7/1/2014	12/1/2039	A2	1,000	1,000,000

Lease Obligations 0.14%

Pima Co IDA - Clark Co Detention†	0.41%	7/3/2014	9/1/2033	AA-	2,500	2,500,000

Utilities 0.35%

Las Vegas Valley Water District	0.15%	7/1/2014	6/1/2036	AA+	6,000	6,000,000

Total Variable Rate Demand Notes (cost $10,500,000)						10,500,000

Total Short-Term Investments (cost $10,500,908)						10,500,908

Total Investments in Securities 102.56% (cost $1,685,095,851)						1,763,641,513

Liabilities in Excess of Cash and Other Assets(h) (2.56%)						(44,049,466)

Net Assets 100.00%						$1,719,592,047

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	September 2014	316	Short	$(43,351,250)	$(646,856)

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,753,140,605	$—	$1,753,140,605
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Notes	—	10,500,000	—	10,500,0000
Total	$908	$1,763,640,605	$—	$1,763,641,513
Liabilities
Trust Certificates	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(646,856)	—	—	(646,856)
Total	$(646,856)	$—	$—	$(646,856)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.59%

Corporate-Backed 13.88%

AK IDA - Anchorage Sportsplex	6.12%	8/1/2031		NR		$3,285	$1,248,300
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025		NR		1,375	1,388,063
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036		NR		3,210	3,217,319
Allegheny Co IDA - US Steel	6.875%	5/1/2030		BB-		6,050	6,666,313
Beauregard Parish - Office Max	6.80%	2/1/2027		B3		5,000	5,013,950
Brazos River Auth - TXU Rmkt AMT(e)	7.70%	4/1/2033		C	(c)	2,000	140,000
Brazos River Auth - TXU Rmkt AMT†	8.25%	5/1/2033		NR		2,000	140,000
CA Poll Control - Poseidon Res AMT†	5.00%	11/21/2045		Baa3		9,000	9,250,650
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035		B+		7,520	7,906,829
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027		B		15,240	15,241,067
Cleveland Arpt - Continental Airlines AMT	5.70%	12/1/2019		B		3,000	3,001,230
Courtland IDB - Intl Paper AMT	5.20%	6/1/2025		BBB		5,545	5,601,282
DFW Arpt - American Airlines / Escrow(f)	—	—	(g)	NR		13,500	1,350
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024		BBB-		2,000	2,197,480
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2036		NR		1,670	1,617,462
Houston Arpt - Continental Airlines	5.00%	7/1/2029		B		4,200	4,266,066
Houston Arpt - Continental Airlines AMT	5.70%	7/15/2029		B		3,760	3,762,519
IA Fin Auth - Alcoa	4.75%	8/1/2042		BBB-		3,000	2,985,030
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025		BB-		16,835	17,657,390
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022		BB-		13,000	13,567,190
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027		NR		1,500	510,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037		NR		1,450	493,000
IL Fin Auth - United Sports/ Barrington†(e)	6.125%	10/1/2027		NR		1,475	177,000
IL Fin Auth - United Sports/ Barrington†(e)	6.25%	10/1/2037		NR		6,525	783,000
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2016		NR		1,830	1,831,702
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022		NR		10,015	10,019,006
Maricopa Co IDA - Waste Mgmt AMT	3.375%	12/1/2031		A-		4,165	4,183,118
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025		Ba1		8,500	8,535,360
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030		Baa1		2,725	2,718,569
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		3,430	1,715,000
Niagara Area Dev Corp - Covanta AMT	5.25%	11/1/2042		Ba2		14,760	14,819,188
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019		B		1,765	1,805,118
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023		B		5,125	5,293,561
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029		B		13,935	14,590,781
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028		B		5,965	5,967,207
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033		B		1,885	1,968,619
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030		B		2,500	2,672,650
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028		NR		5,000	5,001,000
NYC IDA - British Airways AMT	5.25%	12/1/2032		BB		9,080	9,079,364
NYC IDA - Jetblue AMT	5.00%	5/15/2020		B		1,125	1,126,710
NYC IDA - Jetblue AMT	5.125%	5/15/2030		B		1,000	1,001,020

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2046	Ba1		$2,000	$2,027,580
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		6,135	6,568,560
PA Econ Dev - US Airways	8.00%	5/1/2029	B-		2,460	2,906,515
Phoenix IDA - US Airways AMT	6.25%	6/1/2019	B3		1,955	1,957,111
Phoenix IDA - US Airways AMT	6.30%	4/1/2023	B3		3,685	3,696,018
Port Bay City Auth - Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,130,159
Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		1,750	1,754,200
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB		4,000	4,204,360
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,123,240
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3		1,500	1,508,505
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB		4,145	4,604,639
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,670,205
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,190,140
West Pace Coop Dist	9.125%	5/1/2039	NR		13,770	13,126,941
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB-		8,000	8,052,400
Total						265,681,036

Education 4.28%

Buffalo & Erie IDC - Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,275,439
Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,950,432
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,775,762
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,375	1,359,146
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	4,000	3,642,840
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		12,725	5,881,113
IA Hi Ed - Central Clg	5.00%	10/1/2031	Ba2		415	418,735
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,469,239
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,052,360
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,521,000
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,657,691
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,837,175
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,277,350
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	5,115,960
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,593,600
NY Dorm - Touro Clg	5.50%	1/1/2044	BBB-	(c)	3,885	4,227,579
NY Dorm - Yeshiva Univ	5.125%	7/1/2034	B3		5,350	5,358,721
NYC IDA - Vaughn Clg	5.00%	12/1/2031	BB		1,510	1,533,209
NYC IDA - Vaughn Clg	5.25%	12/1/2036	BB		3,640	3,702,390
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2		5,580	5,376,442
Univ California	5.00%	5/15/2037	AA-		6,000	6,627,000
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	8,254,155
Total						81,907,410

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 7.95%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Ba1		$6,360	$6,697,843
Bellwood GO	5.875%	12/1/2027	NR		3,000	2,943,960
Bellwood GO	6.15%	12/1/2032	NR		2,770	2,707,232
CA State GO	5.00%	9/1/2025	Aa3		7,000	8,160,810
Cleveland Hghts & Univ Hghts City Sch Dist	5.00%	12/1/2051	AA		3,000	3,211,320
Guam GO	6.75%	11/15/2029	BB-		8,690	9,482,702
Guam GO	7.00%	11/15/2039	BB-		2,175	2,352,937
IL State GO	5.00%	8/1/2025	A-		2,685	2,936,531
IL State GO	5.00%	3/1/2031	A-		2,250	2,387,948
IL State GO	5.00%	3/1/2032	A-		3,000	3,175,830
IL State GO	5.00%	5/1/2032	A-		3,000	3,169,170
IL State GO	5.00%	1/1/2034	A-		2,275	2,390,979
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,611,430
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,550,650
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,421,300
Oakland USD	6.125%	8/1/2029	NR		1,500	1,702,575
Philadelphia GO	5.00%	7/15/2038	A+		5,070	5,410,501
PR Comwlth GO	4.00%	7/1/2020	BB+		1,175	907,782
PR Comwlth GO	5.00%	7/1/2019	BB+		5,075	4,412,712
PR Comwlth GO	5.00%	7/1/2020	BB+		10,410	8,437,617
PR Comwlth GO	5.00%	7/1/2021	BB+		1,270	1,003,173
PR Comwlth GO	5.25%	7/1/2019	BB+		2,500	2,198,925
PR Comwlth GO	5.25%	7/1/2037	BB+		5,000	3,536,100
PR Comwlth GO	5.50%	7/1/2039	BB+		19,600	13,791,540
PR Comwlth GO	5.625%	7/1/2033	BB+		4,000	2,913,480
PR Comwlth GO	6.00%	7/1/2038	BB+		3,000	2,201,370
PR Comwlth GO	6.00%	7/1/2039	BB+		9,765	7,152,862
PR Comwlth GO	6.00%	7/1/2039	BB+		2,000	1,465,000
PR Comwlth GO	8.00%	7/1/2035	BB+		12,965	11,421,387
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BB+		14,860	10,041,942
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BB+		4,225	3,032,029
San Diego USD	Zero Coupon	7/1/2044	AA-		8,000	1,856,400
Woonsocket GO	7.125%	6/15/2016	B3		1,345	1,388,753
Total						152,074,790

Health Care 24.76%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,406,376
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(c)	2,750	2,922,260
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(c)	1,000	1,060,240
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	9,907,100
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,363,830

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		$9,710	$8,912,615
Botetourt Co RCF - Glebe(a)	6.00%	7/1/2034	NR		2,480	2,444,536
Botetourt Co RCF - Glebe(a)	6.00%	7/1/2044	NR		4,515	4,289,837
CA Hlth - Packard Childrens Hsp	5.00%	8/15/2043	AA-		800	879,272
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,709,782
CA Stwde - So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,169,840
CA Stwde - So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,884,850
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,044,470
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,704,437
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,045,490
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,016,160
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	987,450
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,405,335
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,509,039
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,017,960
Colbert Co Hlth - Helen Keller Hsp	5.75%	6/1/2027	Ba3		6,190	6,184,058
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,151,100
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,243,870
Cumberland Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,004,900
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		585	617,070
Cumberland Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,126,600
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,363,941
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,533,200
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		4,250	4,304,485
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,100	1,159,906
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		1,800	1,934,028
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,038,760
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,820,776
Flint Hsp Bldg Auth - Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,091,525
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,474,233
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,804,579
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	857,184
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(c)	3,385	3,808,260
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	1,918,580
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	1,904,568
Harris Co - Childrens Med	5.00%	10/1/2024	AA		6,000	6,780,000
Harris Co - Childrens Med	5.25%	10/1/2029	AA		4,000	4,483,040
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(c)	545	523,391
Harris Co Cultural Ed - Brazos	5.00%	1/1/2038	BB+	(c)	510	477,232
Harris Co Cultural Ed - Brazos	5.00%	1/1/2043	BB+	(c)	520	476,523
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(c)	1,535	1,416,590
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(c)	3,000	3,364,830
Harris Co Cultural Ed - Mem Hermann Hlth	5.00%	12/1/2026	A+		1,500	1,747,545

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		$1,850	$1,889,645
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,583,105
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		5,385	5,412,410
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,117,348
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,156,704
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2033	NR		2,990	2,787,099
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		6,270	5,704,383
IL Fin Auth - Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth - Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth - Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth - Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	112,061
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	194,933
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	132,015
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	2,873,884
IL Fin Auth - Clare Oaks	7.00%	11/15/2017	NR		520	520,707
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		790	762,721
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		985	959,912
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(c)	4,000	4,004,680
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(c)	3,975	3,786,784
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,700,585
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	2,124,060
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,605,650
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,544,440
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		2,310	2,342,663
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,517,865
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB+		3,395	3,524,859
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,752,464
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,143,100
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,240,688
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,704,539
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,041,160
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,340,488
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,622,635
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,155,723
MA Hlth & Ed - Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	4,012,680
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,812,560
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,400	4,546,124
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		200	220,478

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Montgomery Co IDA - Whitemarsh	6.25%	2/1/2035	NR	$10,225	$10,353,937
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+	2,765	2,728,585
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+	8,175	7,885,768
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR	1,250	1,258,700
NC Med - Lutheran Svcs	5.00%	3/1/2037	NR	1,000	1,009,440
NC Med - Lutheran Svcs	5.00%	3/1/2042	NR	1,000	1,007,530
NJ EDA - Lions Gate(a)	5.00%	1/1/2034	NR	500	504,700
NJ EDA - Lions Gate(a)	5.25%	1/1/2044	NR	1,000	1,010,850
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR	1,250	1,141,112
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	4,705	3,864,687
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+	2,625	2,299,159
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA-	13,500	15,165,428
Onondaga CDC - St Josephs Hsp	4.50%	7/1/2032	BB	7,000	6,789,860
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	BB	1,250	1,272,850
Orange Co Hlth - Orlando Lutheran	5.375%	7/1/2020	NR	970	975,820
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR	6,550	6,580,392
Orange Co Hlth - Orlando Lutheran	5.70%	7/1/2026	NR	2,920	2,940,703
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR	2,325	2,600,768
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1	5,000	5,346,500
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Ba1	500	517,210
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+	6,250	6,380,937
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR	1,500	1,551,600
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR	1,000	1,043,130
RI Hlth & Ed - St Joseph Hlth	5.50%	10/1/2029	CCC	15,270	15,319,475
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR	1,945	2,123,609
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR	6,000	6,658,920
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR	1,000	1,051,460
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR	1,600	1,692,240
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB	10,000	12,233,800
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR	2,895	2,801,839
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR	6,435	6,097,484
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR	4,000	2,617,680
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR	12,000	11,681,040
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR	2,100	2,122,890
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.25%	12/1/2042	NR	1,800	1,815,750
St Paul Port Auth - Healtheast Midway	5.75%	5/1/2025	BB+	1,520	1,562,195
St Paul Port Auth - Healtheast Midway	5.875%	5/1/2030	BB+	1,000	1,026,270
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR	1,010	1,054,228
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR	3,000	3,149,070
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2035	NR	3,000	3,144,090
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR	1,200	1,270,488
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR	1,550	1,641,946

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		$9,250	$9,190,430
Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042	NR		2,000	1,972,380
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,394,645
WA Hlth Care - Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3		2,745	2,890,650
WA Hsg - Mirabella	6.50%	10/1/2032	NR		2,000	2,094,500
WA Hsg - Mirabella	6.75%	10/1/2047	NR		3,000	3,150,270
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		2,000	2,098,820
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,961,296
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,103,770
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	3,899,680
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,750,757
WI PFA - Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	989,833
WI PFA - Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA - Rose Villa(a)	5.75%	11/15/2044	NR		2,035	2,039,558
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,416,616
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,300,800
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,054,040
Total						473,846,620

Housing 0.94%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	827,204
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,172,940
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	587,351
CA Stwde - American Baptist	5.00%	10/1/2043	BBB		2,450	2,464,626
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		3,350	3,569,927
Met Govt Nashville H & E - Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,494,750
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	3,999,800
Saline EDC - Evangelical Homes	5.50%	6/1/2047	BB+	(c)	1,500	1,499,925
Total						17,974,523

Lease Obligations 2.49%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A1		1,500	1,764,585
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A1		5,000	5,483,350
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR		4,199	587,860
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,250,186
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,245,440
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,394,650
NJ Trans Trust Fund	5.00%	6/15/2032	A		5,000	5,429,700
NJ Trans Trust Fund	5.00%	6/15/2038	A		5,000	5,320,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Philadelphia Muni Auth	6.375%	4/1/2029	A+		$2,000	$2,330,000
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BB+		5,000	3,438,700
PR Pub Fin Corp	5.50%	8/1/2031	BB		12,250	7,438,323
Total						47,682,794

Other Revenue 10.10%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa1		5,120	5,331,866
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,048,252
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	11,116,667
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039	BB+		2,975	2,983,211
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,620,050
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(c)	1,250	1,258,112
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BB+		2,390	2,411,390
Charyl Stockwell Admy COP	5.75%	10/1/2025	NR		4,130	4,132,189
Charyl Stockwell Admy COP	5.90%	10/1/2035	NR		3,000	2,981,730
Chester Co IDA - Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	1,036,990
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,988,750
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	965,508
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		2,990	3,125,746
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,136,740
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,735	347,000
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	5,007,800
FL DFC - Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,283,760
FL DFC - Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,190,687
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(c)	6,000	6,372,240
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,301,870
IA Fin Auth - Childserve	5.375%	6/1/2026	NR		1,795	1,795,646
IA Fin Auth - Childserve	5.50%	6/1/2031	NR		1,000	1,000,230
IA Fin Auth - Childserve	5.55%	6/1/2036	NR		4,960	4,960,397
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,261,787
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	1,511,100
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR		5,500	5,852,605
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026	NR		1,000	1,004,940
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037	NR		1,220	1,199,114
La Vernia Hi Ed - Cosmos Fndtn	7.125%	2/15/2038	BBB		6,515	7,360,126
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-		4,750	6,144,552
Lombard PFC - Conf Ctr & Hotel	7.125%	1/1/2036	NR		8,500	5,637,540
Maverick Co PFC(e)	6.25%	2/1/2024	NR		4,430	2,789,394
Maverick Co PFC(e)	6.375%	2/1/2029	NR		1,640	1,032,659
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR		15,200	7,600,000
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031	NR		3,000	1,500,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		D		$5,500	$3,135,000
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		D		2,250	1,282,500
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		707	710,472
MI Pub Ed - Landmark Admy	6.625%	6/1/2030		BB+		1,815	1,874,278
MI St Strategic Fd(f)	—	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,940,020
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032		BBB-		2,085	2,185,977
North TX Edu Fin Corp - Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,050,680
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2023		Ba1		635	667,493
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		Ba1		3,165	3,219,849
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		Ba1		4,740	4,810,958
Ohio St Pollution Ctl Rev(e)	5.625%	3/1/2015		NR		2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		5,000	4,834,600
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	511,000
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,750,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		B+		2,425	2,390,080
Pima Co IDA - American Charter Sch	5.50%	7/1/2026		BB	(c)	5,000	4,662,100
Pima Co IDA - American Charter Sch	5.625%	7/1/2038		BB	(c)	6,770	5,771,628
Pima Co IDA - Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	4,962,150
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		BB-		1,475	1,308,045
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037		NR		3,690	3,325,908
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		3,140	3,145,558
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,542,053
TX PFA - Cosmos Fndtn	5.375%	2/15/2037		BBB		3,410	3,500,604
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,361,399
Total							193,290,697

Special Tax 6.56%

Allentown Neighborhood Impt	5.00%	5/1/2032		Baa2		1,000	1,035,960
Allentown Neighborhood Impt	5.00%	5/1/2035		Baa2		1,200	1,239,948
Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,068,080
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,401,740
Arborwood CDD(e)	5.10%	5/1/2014		NR		35	21,000
Arborwood CDD	5.35%	5/1/2036		NR		4,990	4,990,449
Arborwood CDD(e)	5.35%	5/1/2036		NR		1,320	792,000
Arborwood CDD(e)	5.50%	5/1/2036		NR		1,235	741,000
Aurora TIF - East River	6.50%	12/30/2023		NR		2,395	2,618,358
Aurora TIF - East River	6.75%	12/30/2027		NR		1,430	1,562,561

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Baltimore Spl Oblig - East Baltimore Resrch	7.00%	9/1/2038	NR	$3,500	$3,746,190
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,330	4,375,985
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,826,950
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	888,750
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	692,738
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,375,225
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,287,104
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	620,708
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,300	5,165,115
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	260,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,744,257
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	11,898,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,741,525
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,168,900
Lancaster Redev Agy	6.875%	8/1/2039	NR	570	727,263
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	497,828
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	1,991,600
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,358	3,943,381
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	6,110	6,258,045
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	540,220
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,534,150
Poway USD PFA	5.00%	9/15/2024	BBB	500	558,950
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,106,550
Poway USD PFA	5.00%	9/15/2032	BBB	995	1,034,352
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	893,815
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,294,764
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,274,250
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,260,740
Riverside Co Tax Alloc - Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,006,930
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,415,141
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,213,940
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	700	755,160
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	565	592,369
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	104,101
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	AA-	960	960,403
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	AA-	1,010	1,076,599
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	1,102,563
San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB	2,300	2,257,887
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,034,720
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,592,985

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Sparks Loc Impt Dist	6.75%	9/1/2027	NR		$1,000	$1,042,060
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1		5,500	5,756,795
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,485	712,800
Tern Bay CDD(e)	5.375%	5/1/2037	NR		13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR		1,445	1,454,407
Village CDD #10	6.00%	5/1/2044	NR		1,000	1,057,420
Whispering Springs CDD(e)	5.20%	10/1/2021	NR		2,290	412,200
Total						125,599,931

Tax Revenue 1.98%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR		2,565	3,004,077
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR		3,150	3,214,071
NY UDC - PIT(b)	5.00%	12/15/2025	AAA		3,730	4,217,046
NY UDC - PIT(b)	5.00%	12/15/2026	AAA		5,420	6,127,719
NYC TFA - Future Tax	5.00%	11/1/2038	AAA		3,250	3,618,550
PR Corp Sales Tax	5.00%	8/1/2043	A+		2,705	1,951,008
PR Corp Sales Tax	5.25%	8/1/2041	A+		13,500	10,201,005
PR Corp Sales Tax	5.375%	8/1/2039	A+		6,715	5,211,780
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2026	AA-		260	275,408
Total						37,820,664

Tobacco 9.43%

Buckeye Tobacco	5.125%	6/1/2024	B-		33,480	28,551,744
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	8,132,984
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	9,061,800
Childrens Trust Fund Tob Settlement	5.50%	5/15/2039	BB+		390	356,963
Golden St Tobacco	4.50%	6/1/2027	B		37,525	33,289,178
Golden St Tobacco	5.00%	6/1/2033	B-		15,605	12,456,379
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	4,380	4,152,240
Inland Empire Tobacco	5.00%	6/1/2021	B	(c)	5,160	5,001,536
MI Tob Settlement	5.125%	6/1/2022	B-		1,065	943,409
MI Tob Settlement	5.25%	6/1/2022	B-		4,180	3,729,396
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,221,350
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,208,100
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,282,183
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,281,904
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(c)	2,400	2,361,816
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,252,998
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		8,260	7,469,931
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		2,580	2,247,103

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	$12,590	$10,590,456
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B2	25,125	18,709,080
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,630	2,550,148
TSASC	5.00%	6/1/2034	B	690	581,394
TSASC	5.125%	6/1/2042	B-	5,025	4,151,153
Total					180,583,245

Transportation 7.18%

Broward CO Arpt Sys AMT	5.125%	10/1/2038	A+	2,835	3,029,538
Central TX Mobility Auth	5.00%	1/1/2042	Baa3	1,300	1,338,987
Central TX Mobility Auth	5.00%	1/1/2043	Baa2	2,420	2,551,817
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	4,000	4,460,600
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A2	2,985	3,184,607
Delaware River Port Auth	5.00%	1/1/2034	A	3,000	3,314,910
Denver City & CO Arpt AMT	5.50%	11/15/2025	A	3,410	3,926,990
DFW Arpt	5.00%	11/1/2028	A+	5,000	5,453,850
DFW Arpt AMT	5.00%	11/1/2042	A+	2,535	2,653,486
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB	5,000	1,611,100
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-	25,000	11,416,500
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,000	1,130,790
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	3,250	3,716,602
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+	2,000	2,290,580
Met DC Airport AMT	5.00%	10/1/2029	AA-	4,085	4,599,547
Met DC Airport AMT	5.00%	10/1/2043	AA-	2,500	2,705,525
Met DC Arpt - Dulles Toll Road	5.00%	10/1/2053	BBB+	3,500	3,615,430
Met DC Arpt AMT(a)	5.00%	10/1/2027	AA-	1,750	2,014,950
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	4,000	4,472,400
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	2,275	2,514,922
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2030	A	2,690	2,952,087
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,071,775
MTA NY	5.00%	11/15/2025	AA-	5,000	5,762,900
MTA NY	5.00%	11/15/2038	AA-	5,000	5,464,800
NJ Trans Trust Fund	6.00%	6/15/2035	A	2,700	3,217,752
Port Auth NY & NJ AMT	5.00%	12/1/2025	AA-	5,000	5,735,000
PR Hwy & Trans Auth	5.00%	7/1/2020	BB+	6,035	2,173,324
PR Hwy & Trans Auth	5.00%	7/1/2022	BB+	1,545	552,461
PR Hwy & Trans Auth	5.00%	7/1/2027	BB+	3,150	1,126,220
PR Hwy & Trans Auth	5.00%	7/1/2028	BB+	1,015	362,893
PR Hwy & Trans Auth	5.00%	7/1/2030	BB+	1,500	536,280
San Diego Arpt	5.00%	7/1/2040	A	4,000	4,288,360
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-	255	248,691

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

San Joaquin Hills Trsp Corridor (NPFGC) (FGIC)	Zero Coupon	1/15/2022	AA-		$570	$405,549
San Joaquin Hills Trsp Corridor (NPFGC) (FGIC)	5.25%	1/15/2030	AA-		1,425	1,425,328
San Joaquin Hills Trsp Corridor (NPFGC) (FGIC)	5.375%	1/15/2029	AA-		845	845,355
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3		7,870	8,540,445
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-		24,500	8,831,025
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-		1,500	1,656,030
Wayne Co Arpt (NPFGC) (FGIC) AMT	5.00%	12/1/2034	AA-		4,060	4,247,125
Total						137,446,531

Utilities 11.04%

Adelanto Util Sys	6.625%	7/1/2031	NR		11,000	12,248,170
Arborwood CDD	5.50%	5/1/2036	NR		600	600,264
Brazos River Auth - TXU AMT	5.00%	3/1/2041	C	(c)	6,000	420,000
Brazos River Auth - TXU AMT	6.30%	7/1/2032	C	(c)	2,000	140,000
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-		7,000	7,432,880
Compton Water	6.00%	8/1/2039	NR		3,710	3,819,111
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3		550	575,905
Detroit Water	5.00%	7/1/2036	B1		3,990	3,886,140
Detroit Water	5.25%	7/1/2041	B1		5,000	5,023,200
Guam Waterworks Auth	5.50%	7/1/2043	A-		2,500	2,698,600
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-		3,000	3,052,800
IN Muni Pwr	5.25%	1/1/2034	A+		2,345	2,620,936
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-		5,000	2,985,550
Jefferson Co Sewer	6.00%	10/1/2042	BBB-		5,000	5,483,200
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		15,000	16,977,900
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA		5,000	3,225,400
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,000	5,236,400
LA PFA - Cleco Pwr	4.25%	12/1/2038	A3		5,000	5,029,050
Lathrop Fin Auth	5.90%	6/1/2027	NR		2,375	2,389,939
Lathrop Fin Auth	6.00%	6/1/2035	NR		3,255	3,270,136
Long Island Power Auth	5.00%	9/1/2026	A-		3,500	3,901,310
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1		3,500	3,955,770
Moraine Ohio Solid Waste Disp AMT(e)	6.75%	7/1/2014	NR		525	52
MSR Energy Auth - Citi	6.50%	11/1/2039	A-		5,850	7,779,681
New Orleans Water(a)	5.00%	12/1/2044	BBB+		5,000	5,325,650
NYC Muni Water(b)	5.00%	6/15/2029	AA+		11,000	12,352,670
NYC Muni Water(b)	5.125%	6/15/2030	AA+		1,000	1,122,970
Padre Dam Municipal Water Authority COP	5.25%	10/1/2034	AA		5,600	6,021,064
Pima Co IDA - Global Water AMT	5.60%	12/1/2022	NR		2,000	2,082,880
Pima Co IDA - Global Water AMT	5.75%	12/1/2032	NR		5,000	5,066,000
PR Aqueduct & Swr Auth	5.00%	7/1/2017	BB+		8,435	6,068,055

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

PR Aqueduct & Swr Auth	5.00%	7/1/2033	BB+		$3,600		$2,360,412
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB+		17,365		11,200,597
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+		10,865		7,530,749
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB+		2,075		1,462,896
PR Elec Pwr Auth	5.00%	7/1/2029	BB		1,500		665,625
Sabine River Auth - TXU AMT(e)	6.45%	6/1/2021	C	(c)	2,000		140,000
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA		19,375		21,893,370
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA		6,270		7,084,977
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		5,000		5,370,250
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-		7,500		9,133,725
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR		1,500		1,505,775
Western MN Muni Pwr Agy(a)	5.00%	1/1/2040	NR		2,000		2,230,300
Total							211,370,359

Total Municipal Bonds (cost $1,964,397,674)							1,925,278,600

					Shares (000)
SHORT-TERM INVESTMENTS 0.61%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $796)					—	(i)	796

		Interest
		Rate	Final		Principal
	Interest	Reset	Maturity		Amount
Investments	Rate#	Date(d)	Date		(000)
Variable Rate Demand Notes 0.61%

Corporate-Backed 0.05%

Port Arthur Nav Dist - Motiva	0.19%	7/1/2014	12/1/2039	A2	$1,000	1,000,000

General Obligation 0.17%

NYC GO	0.23%	7/1/2014	4/1/2035	AA	3,250	3,250,000

Lease Obligations 0.13%

Pima Co IDA - Clark Co Detention†	0.41%	7/3/2014	9/1/2033	AA-	2,500	2,500,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes (continued)

Utilities 0.26%

Las Vegas Valley Water District	0.15%	7/1/2014	6/1/2036	AA+	$5,000	$5,000,000

Total Variable Rate Demand Notes (cost $11,750,000)						11,750,000

Total Short-Term Investments (cost $11,750,796)						11,750,796

Total Investments in Securities 101.20% (cost $1,976,148,470)						1,937,029,396

Liabilities in Excess of Cash and Other Assets(h) (1.20%)						(22,937,136)

Net Assets 100.00%						$1,914,092,260

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2014	53	Short	$(6,634,109)	$(45,865)
U.S. Long Bond	September 2014	229	Short	(31,415,938)	(440,167)
Totals				$(38,050,047)	$(486,032)

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,254,936,508	$—		$1,254,936,508
Coporate-Backed	—	265,679,686	1,350	(4)	265,681,036
Other Revenue	—	193,289,900	797	(4)	193,290,697
Utilites	—	211,370,307	52	(4)	211,370,359
Money Market Mutual Fund	796	—	—		796
Variable Rate Demand Notes	—	11,750,000	—		11,750,000
Total	$796	$1,937,026,401	$2,199		$1,937,029,396
Liabilities
Trust Certificates	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(486,032)	—	—		(486,032)
Total	$(486,032)	$—	$—		$(486,032)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended June 30, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes DFW Arpt – American Airlines/Escrow, MI St Strategic Fd., Moraine Ohio Solid Waste Disp AMT and Ohio St Pollution Ctl Rev.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$850
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	1,349
Purchases	3,132,864
Sales	(3,132,864)
Net transfers in or out of Level 3	-
Balance as of June 30, 2014	$2,199

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.39%

Corporate-Backed 1.13%

CA Poll Control - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,027,850
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,503,765
Total					2,531,615

Education 7.66%

CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,002,830
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,242,270
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	357,661
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,226,289
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,413,762
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,489,152
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,108,670
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,379,562
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,757,865
Univ California	5.00%	5/15/2037	AA-	1,435	1,584,957
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,537,495
Total					17,100,526

General Obligation 20.15%

CA State GO	5.00%	9/1/2021	Aa3	1,000	1,204,390
CA State GO	5.00%	9/1/2029	Aa3	485	544,083
CA State GO	5.00%	2/1/2032	Aa3	2,000	2,229,100
CA State GO	5.00%	2/1/2033	Aa3	1,000	1,109,590
CA State GO	5.25%	10/1/2029	Aa3	1,500	1,725,390
CA State GO	5.25%	10/1/2032	Aa3	4,000	4,531,800
CA State GO	5.25%	4/1/2035	Aa3	3,000	3,396,750
CA State GO	5.50%	3/1/2040	Aa3	2,000	2,276,320
CA State GO	6.50%	4/1/2033	Aa3	3,500	4,262,545
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,208,640
Colton Jt USD (AGM)	5.00%	8/1/2027	AA	1,000	1,157,020
Grossmont UHSD	5.00%	8/1/2043	AA-	1,250	1,357,225
Guam GO	7.00%	11/15/2039	BB-	390	421,906
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,530,559
Los Angeles USD	5.00%	7/1/2030	Aa2	1,000	1,165,030
Los Angeles USD (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,188,040
Montebello USD (AGM)	5.00%	8/1/2028	AA	1,335	1,482,758
Mount Diablo USD	5.00%	8/1/2025	Aa3	1,000	1,172,240
Oakland USD	6.125%	8/1/2029	NR	1,000	1,135,050
Piedmont USD	5.00%	8/1/2034	AA	1,200	1,351,968
PR Comwlth GO	5.50%	7/1/2031	BB+	3,000	2,192,040

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

San Diego USD	Zero Coupon	7/1/2044	AA-		$2,000	$464,100
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,342,520
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,083,970
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,194,440
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,277,500
Total						45,004,974

Health Care 11.72%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(c)	1,060	1,145,468
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,023,990
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	128,792
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,096,200
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,409,975
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,061,700
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,157,320
CA Hlth - Packard Childrens Hsp	5.00%	8/15/2043	AA-		200	219,818
CA Hlth - Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,106,360
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,253,329
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,297,480
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,364,440
CA Stwde - Episcopal Cmntys	5.00%	5/15/2020	A-	(c)	605	692,725
CA Stwde - Episcopal Cmntys	5.00%	5/15/2024	A-	(c)	300	331,350
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		500	546,360
CA Stwde - So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,169,840
La Verne COP - Brethren Hillcrest Homes(a)	5.00%	5/15/2029	BBB-	(c)	635	669,347
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	556,036
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,418,640
Turlock Hlth - Emanuel Med Ctr COP	5.50%	10/15/2037	BB+		1,000	1,079,190
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A		2,000	2,280,740
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,174,560
Total						26,183,660

Housing 1.90%

CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,092,940
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,015,070
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,601,310
Los Angeles Regl Fin Auth - MonteCedro Prk	5.00%	11/15/2044	A		500	537,810
Total						4,247,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 7.20%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A1		$1,000	$1,133,410
CA Pub Wks - State Prisons	5.75%	10/1/2031	A1		2,000	2,352,780
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A1		1,000	1,088,190
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A1		1,000	1,170,830
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A1		2,000	2,379,860
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		1,220	1,316,990
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,157,890
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,402,270
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,071,628
Total						16,073,848

Other Revenue 2.99%

CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(c)	850	864,442
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,445	1,450,072
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,164,920
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BB+		600	610,392
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,577,715
Total						6,667,541

Special Tax 9.23%

Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	394,072
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,521,952
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,108,600
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	669,220
La Quinta Redev Agy(a)	5.00%	9/1/2033	AA-		1,000	1,111,010
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,168,900
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A		1,120	1,310,389
Poway USD PFA	5.00%	9/15/2024	BBB		280	313,012
Rancho Cucamonga Redev Agy(a)	5.00%	9/1/2032	AA		1,300	1,456,026
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	BBB		2,000	2,180,880
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		1,000	1,148,280
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-		500	591,820
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,174,040
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,653,195
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB		150	150,350
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR		500	530,995
San Pablo Redev Agy (AGM)	5.00%	6/15/2026	AA		1,000	1,152,340
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A		500	568,110
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A		500	574,060
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A		1,500	1,825,710
Total						20,602,961

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 3.76%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		$1,030	$1,121,588
PR Corp Sales Tax	5.00%	8/1/2024	A+		1,000	886,230
PR Corp Sales Tax	5.25%	8/1/2041	A+		1,000	755,630
San Diego Co Regl Trsp Commn	5.00%	4/1/2025	AAA		1,895	2,239,776
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		450	534,352
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		1,000	1,170,050
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,698,435
Total						8,406,061

Tobacco 5.52%

Golden St Tobacco	4.50%	6/1/2027	B		875	776,230
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	854,106
Golden St Tobacco	5.00%	6/1/2045	A1		1,200	1,223,880
Golden St Tobacco	5.125%	6/1/2047	B-		2,520	1,839,927
Golden St Tobacco	5.75%	6/1/2047	B-		1,000	795,320
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A1		4,305	4,440,780
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	715	677,820
Inland Empire Tobacco	5.00%	6/1/2021	B	(c)	790	765,739
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,175	961,585
Total						12,335,387

Transportation 11.38%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	955,128
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		725	821,860
Bay Area Toll Auth	0.76%#	4/1/2047	AA		1,000	1,005,910
Bay Area Toll Auth	5.00%	10/1/2033	A+		2,905	3,186,640
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,500	1,696,185
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		1,000	1,147,820
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		2,755	3,150,535
Fresno Arpt	5.00%	7/1/2020	Baa1		1,020	1,146,031
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA		2,000	2,209,120
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA		1,325	1,561,141
Port Oakland AMT	5.125%	5/1/2031	A+		1,250	1,351,063
San Diego Arpt AMT	5.00%	7/1/2027	A+		1,000	1,128,880
San Francisco Arpt	4.00%	5/1/2023	A+		1,010	1,142,138
San Francisco Arpt AMT	5.00%	5/1/2027	A+		1,430	1,593,192
San Francisco Port Commn AMT	5.00%	3/1/2030	A1		1,415	1,575,376
San Jose Arpt AMT	6.25%	3/1/2034	A2		1,500	1,737,330
Total						25,408,349

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 16.75%

Adelanto Util Sys	6.625%	7/1/2031	NR	$1,000	$1,113,470
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,145,430
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	AAA	2,000	2,289,500
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA	2,000	2,230,200
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,143,600
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,436,838
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	849,533
Guam Waterworks Auth	5.50%	7/1/2043	A-	500	539,720
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135	1,140,278
Long Beach Nat Gas - ML	1.58%#	11/15/2026	A-	1,000	911,610
Long Beach Nat Gas - ML	5.25%	11/15/2020	A-	1,505	1,698,934
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	AA-	2,000	2,336,600
MSR Energy Auth - Citi	7.00%	11/1/2034	A-	1,000	1,360,070
Northern CA Pwr - Geothermal #3	5.50%	7/1/2022	A1	1,985	2,348,890
Northern CA Pwr - Hydroelec #1 (AG)	5.00%	7/1/2024	AA	885	1,014,661
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	2,100	1,455,552
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,110,270
Rowland Water Dist COP	6.50%	12/1/2035	AA-	1,500	1,729,425
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500	1,865,325
Sacramento MUD	5.00%	8/15/2026	AA-	1,500	1,765,170
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A	2,000	2,253,400
Santa Rosa Wastewtr	5.00%	9/1/2025	AA-	1,000	1,172,210
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,123,790
Southern CA Pub Pwr Auth - Nat Gas	5.00%	11/1/2033	A-	2,000	2,224,340
Southern CA Pub Pwr Auth - So Transmn	5.00%	7/1/2020	AA-	1,000	1,156,760
Total					37,415,576

Total Municipal Bonds (cost $205,867,398)					221,977,628

	Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $26)	—	(i)	26

Total Investments in Securities 99.39% (cost $205,867,424)			221,977,654

Cash and Other Assets in Excess of Liabilities 0.61%			1,352,525

Net Assets 100.00%			$223,330,179

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$221,977,628	$—	$221,977,628
Money Market Mutual Fund	26	—	—	26
Total	$26	$221,977,628	$—	$221,977,654
Liabilities
Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.97%

Corporate-Backed 4.29%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$274,685
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	1,500	1,570,590
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B	320	320,118
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B	350	365,526
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,085,217
NJ EDA - Goethals Brdg	5.00%	7/1/2023	BBB-	70	80,370
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	500	555,445
Total					4,251,951

Education 13.75%

NJ Ed Fac - Clg of NJ	5.00%	7/1/2038	A	500	542,970
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	500	553,905
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	1,000	1,127,380
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	1,000	1,237,840
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A+	425	492,499
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,090,700
NJ Ed Facs - Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,829,113
NJ EDA - Rutgers State Univ	5.00%	6/15/2038	AA-	500	559,230
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,288,338
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,135,550
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	848,250
NJ Inst of Tech	5.00%	7/1/2032	A+	500	556,700
Rutgers State Univ	5.00%	5/1/2031	AA-	1,250	1,370,362
Total					13,632,837

General Obligation 8.38%

Atlantic City Brd Ed (AGM)	5.00%	4/1/2022	AA	1,000	1,147,550
Guam GO	7.00%	11/15/2039	BB-	140	151,453
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,073,699
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	965,546
New Brunswick GO	5.00%	10/1/2023	A+	1,000	1,122,760
PR Comwlth GO	5.375%	7/1/2030	BB+	1,000	720,470
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,132
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,037,390
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	1,020	1,087,238
Total					8,311,238

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 13.29%

NJ EDA - Lions Gate(a)	5.25%	1/1/2044	NR	$245	$247,658
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	821,400
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A+	650	752,225
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	BBB+	1,605	1,843,952
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	BBB+	925	1,023,050
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	BBB+	875	954,879
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	Aa2	625	665,913
NJ Hlth - Kennedy Hlth Sys	5.00%	7/1/2042	A3	500	522,090
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A	500	560,460
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-	1,000	1,087,560
NJ Hlth - St Lukes Warren Hsp	5.00%	8/15/2031	A3	1,000	1,087,670
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,190,180
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2025	AA+	415	416,652
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,004,030
Total					13,177,719

Housing 1.10%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,093,400

Lease Obligations 20.54%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2	1,250	1,380,788
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3	750	884,153
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A	1,000	1,098,550
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,000	2,137,200
NJ EDA - Sch Facs	5.00%	9/1/2033	A	1,020	1,094,654
NJ EDA - Sch Facs	5.00%	3/1/2035	A	1,000	1,070,430
NJ EDA - Sch Facs	5.25%	9/1/2026	A	755	850,047
NJ EDA - Sch Facs	5.50%	12/15/2029	A	1,275	1,416,869
NJ EDA - Seeing Eye	5.00%	6/1/2032	A	1,000	1,063,030
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A	1,350	1,475,266
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A	1,425	1,634,646
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A	1,000	1,101,320
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A	1,500	671,415
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A	1,500	437,865
NJ Trans Trust Fund	5.00%	6/15/2022	A	1,000	1,159,680
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A	1,000	1,179,090
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,110,140
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	1,000	600,420
Total					20,365,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 1.19%

Guam Privilege Tax	5.25%	1/1/2036	A	$1,000	$1,051,810
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	130,000
Total					1,181,810

Special Tax 0.81%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	803,756

Tax Revenue 6.71%

Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	1,705	2,201,172
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	408,345
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	500	522,640
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,122,470
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	145	160,827
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	40	43,380
PR Corp Sales Tax	5.00%	8/1/2035	A+	1,000	761,410
PR Corp Sales Tax	5.25%	8/1/2027	A+	1,020	880,434
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	500	553,695
Total					6,654,373

Tobacco 5.73%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,678,125
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	979,840
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	640,163
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	3,155	2,379,091
Total					5,677,219

Transportation 16.34%

Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,091,730
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,040	1,167,546
Delaware River Port Auth	5.00%	1/1/2028	A	500	569,235
Delaware River Port Auth	5.00%	1/1/2034	A	505	558,010
Hudson Co Impt - Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	1,000	1,079,120
NJ Tpk Auth	5.00%	1/1/2028	A+	1,035	1,177,561
NJ Tpk Auth	5.00%	1/1/2033	A+	1,000	1,120,210
NJ Tpk Auth	5.00%	1/1/2038	A+	1,250	1,362,475
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	1,000	1,197,680
NJ Trans Trust Fund	6.00%	6/15/2035	A	2,000	2,383,520
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,081,340

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ	5.00%	12/1/2025	AA-	$1,000	$1,177,770
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,005	1,126,675
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,109,020
Total					16,201,892

Utilities 5.84%

Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	1,000	1,139,490
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,003,260
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,495	1,811,686
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	405,636
Passaic Valley Wtr (AGM)	5.00%	12/15/2026	AA	300	353,037
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,071,860
Total					5,784,969

Total Municipal Bonds (cost $94,260,133)					97,136,727

	Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)	—	(i)	5

Total Investments in Securities 97.97% (cost $94,260,138)			97,136,732

Cash and Other Assets in Excess of Liabilities(h) 2.03%			2,013,528

Net Assets 100.00%			$99,150,260

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	September 2014	11	Short	$(1,509,063)	$(22,519)

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$97,136,727	$—	$97,136,727
Money Market Mutual Fund	5	—	—	5
Total	$5	$97,136,727	$—	$97,136,732
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(22,519)	—	—	(22,519)
Total	$(22,519)	$—	$—	$(22,519)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.36%

Corporate-Backed 7.71%

Broome Co IDA - University Plaza (ACA)	5.10%	8/1/2036	NR		$500	$499,985
Broome Co IDA - University Plaza (ACA)	5.20%	8/1/2030	NR		750	750,098
Broome Co IDA - University Plaza (ACA)	5.20%	8/1/2036	NR		1,000	1,000,070
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A-		1,750	2,022,615
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2		500	496,010
Niagara Area Dev Corp - Covanta AMT	5.25%	11/1/2042	Ba2		500	502,005
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa		1,500	1,650,645
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA		1,600	1,760,384
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		1,370	1,466,845
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB		2,265	2,264,841
NYC IDA - InterActive Corp	5.00%	9/1/2035	BBB		1,315	1,325,099
NYC IDA - Jetblue AMT	5.125%	5/15/2030	B		1,750	1,751,785
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		1,750	1,873,673
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB		1,340	1,348,978
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-		5,000	5,068,950
Total						23,781,983

Education 12.63%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+		1,350	1,576,881
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2023	BBB-		500	527,055
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2034	BBB-		300	319,146
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2039	BBB-		350	366,590
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,000	1,032,420
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-		2,000	2,220,040
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA		1,000	1,061,490
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+		500	533,985
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+		1,200	1,265,052
NY Dorm - Brooklyn Law School	5.00%	7/1/2024	BBB+		1,000	1,218,970
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,126,510
NY Dorm - Fordham University	5.25%	7/1/2031	A		2,275	2,532,029
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB-		1,000	1,084,210
NY Dorm - NYU	5.25%	7/1/2034	AA-		5,500	6,275,335
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+		500	548,940
NY Dorm - Rockefeller Univ	5.00%	7/1/2038	AA+		1,000	1,117,860
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		1,500	1,664,040
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,159,644
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,000	1,084,980
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,702,853
NYC IDA - Vaughn Clg	5.00%	12/1/2031	BB		1,510	1,533,209
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,104,120

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2036	AA-		$575	$625,767
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,365,349
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,796,713
Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,135,530
Total						38,978,718

General Obligation 6.80%

Guam GO	7.00%	11/15/2039	BB-		280	302,907
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,173,300
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2028	AA		600	696,516
NYC GO	5.00%	8/1/2021	AA		1,070	1,251,494
NYC GO	5.00%	8/1/2022	AA		1,200	1,428,816
NYC GO	5.00%	8/1/2022	AA		2,000	2,381,360
NYC GO	5.00%	8/1/2025	AA		2,500	2,899,025
NYC GO	5.00%	8/1/2026	AA		1,500	1,727,700
NYC GO	5.00%	8/1/2027	AA		1,410	1,614,196
NYC GO	5.00%	10/1/2034	AA		1,500	1,666,665
NYC GO	5.00%	3/1/2036	AA		1,500	1,666,125
NYC GO	5.00%	3/1/2037	AA		1,500	1,646,805
PR Comwlth GO	5.375%	7/1/2030	BB+		3,500	2,521,645
Total						20,976,554

Health Care 10.30%

Albany IDA - St Peters Hsp	5.25%	11/15/2027	A+		1,500	1,608,255
Albany IDA - St Peters Hsp	5.50%	11/15/2027	A+		1,000	1,102,040
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,049,690
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	542,575
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,652,978
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,040
Madison Co IDA - Oneida Hlth	5.25%	2/1/2027	BB+		750	758,603
Madison Co IDA - Oneida Hlth	5.50%	2/1/2032	BB+		750	754,073
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2027	BBB+		625	691,269
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2033	BBB+		375	403,403
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,169,860
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	530,060
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	784,687
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A2		2,000	2,248,300
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,411,137
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,102,220

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		$1,500	$1,723,890
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,113,880
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,172,190
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,115,780
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,221,628
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB		1,000	997,010
Suffolk Co EDC - Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,295,003
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,055	1,055,601
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	978,540
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	964,988
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,317,175
Total						31,764,875

Housing 0.76%

NY Mtg Agy - Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,349,755

Lease Obligations 9.83%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2023	Aa2		1,055	1,221,004
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	Aa2		2,575	2,921,698
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	Aa2		1,000	1,126,100
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	Aa2		2,500	2,955,375
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		3,265	2,832,061
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,799,554
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	Aa2		1,000	1,146,310
NY Dorm - Oneida	5.25%	8/15/2028	Aa2		3,375	3,770,888
NY Dorm - SUNY - Third Resolution	5.00%	5/15/2026	AA-		2,840	3,282,642
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,098,670
NY UDC - PIT	5.00%	3/15/2035	AAA		1,500	1,674,585
NYC TFA - Bldg Aid	5.00%	7/15/2022	Aa2		2,150	2,524,960
NYC TFA - Bldg Aid	5.00%	7/15/2025	Aa2		1,500	1,750,005
NYC TFA - Bldg Aid	5.00%	7/15/2027	Aa2		1,425	1,626,794
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		1,000	600,420
Total						30,331,066

Other Revenue 7.15%

Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-		3,000	3,322,620
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-		1,265	1,327,491
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2		2,000	2,197,040

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

NY Dorm - SUNY	5.00%	7/1/2037	Aa2	$1,000	$1,098,690
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,399,125
NYC Cultural - Museum Nat History	5.00%	7/1/2031	AA	1,695	1,951,081
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A	2,000	2,165,680
NYC Cultural - Wildlife Consv Soc	5.00%	8/1/2033	AA-	2,250	2,521,620
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA-	1,520	1,812,965
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	2,750	3,100,652
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,148,554
Total					22,045,518

Special Tax 0.69%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,075	2,125,277

Tax Revenue 14.04%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	755	822,135
Hudson Yards	5.75%	2/15/2047	A	2,650	3,022,855
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,212,192
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	2,000	2,208,320
NY Dorm - PIT	5.00%	12/15/2025	AAA	2,740	3,229,117
NY Dorm - Sales Tax	5.00%	3/15/2038	AAA	1,000	1,110,830
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	2,025	2,379,112
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	3,290	3,722,073
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	4,790	5,419,067
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	4,010,755
NY UDC - PIT	5.00%	3/15/2033	AAA	1,000	1,124,390
NYC TFA - Future Tax	4.00%	11/1/2022	AAA	1,000	1,124,110
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	2,000	2,404,000
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,196,840
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,724,160
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,800	2,058,228
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	2,500	2,803,050
PR Corp Sales Tax	5.75%	8/1/2037	A+	4,600	3,757,050
Total					43,328,284

Tobacco 3.45%

Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,371,806
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+	1,145	1,180,815

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(c)	$1,745	$1,717,237
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(c)	2,350	2,076,789
TSASC	5.00%	6/1/2026	B+		1,760	1,730,485
TSASC	5.125%	6/1/2042	B-		3,100	2,560,910
Total						10,638,042

Transportation 15.36%

MTA NY	5.00%	11/15/2023	AA-		2,455	2,879,273
MTA NY	5.00%	11/15/2023	AA-		1,000	1,181,980
MTA NY	5.00%	11/15/2023	AA-		1,395	1,620,125
MTA NY	5.00%	11/15/2027	AA-		2,000	2,321,160
MTA NY	5.00%	11/15/2027	AA-		350	403,890
MTA NY	5.00%	11/15/2028	AA-		1,000	1,127,260
MTA NY	5.00%	11/15/2031	AA-		2,500	2,698,400
MTA NY	5.00%	11/15/2038	AA-		2,500	2,732,400
MTA NY	5.25%	11/15/2029	AA-		1,000	1,153,370
NY Bridge Auth	4.00%	1/1/2027	AA-		2,000	2,137,500
NY Twy Auth	5.00%	5/1/2019	A-		1,500	1,743,585
NY Twy Auth	5.00%	1/1/2028	A		2,000	2,245,280
NY Twy Auth	5.00%	1/1/2036	A		1,760	1,937,338
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,269,980
NYC IDA - Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,317,700
NYC IDA - Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,107,100
Port Auth NY & NJ	4.00%	12/1/2022	AA-		2,060	2,296,179
Port Auth NY & NJ	5.00%	12/1/2038	AA-		1,500	1,681,605
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,123,110
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,415,912
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,653,085
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,331,487
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-		2,500	2,706,025
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		2,525	3,006,467
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-		1,000	1,204,810
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,108,630
Total						47,403,651

Utilities 10.64%

Long Island Power Auth	5.00%	9/1/2025	A-		1,000	1,122,240
Long Island Power Auth	5.00%	5/1/2038	A-		1,880	1,995,864
Long Island Power Auth	5.50%	4/1/2024	A-		2,215	2,493,558

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

NY Energy - Brooklyn Union Gas RIBs AMT	6.952%	7/1/2026	A2	$8,000	$8,026,400
NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500	3,776,430
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,283,440
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,399,113
NY Env Facs - Revolving Fd(a)	5.00%	11/15/2029	AAA	1,000	1,180,920
NYC Muni Water	5.00%	6/15/2029	AA+	2,000	2,247,820
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	3,917,544
NYC Muni Water	5.00%	6/15/2035	AA+	1,750	1,951,600
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,886,050
PR Elec Pwr Auth	5.75%	7/1/2036	BB	1,250	550,000
Total					32,830,979

Total Municipal Bonds (cost $294,028,930)					306,554,702

	Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $331)	—	(i)	331

Total Investments in Securities 99.36% (cost $294,029,261)			306,555,033

Cash and Other Assets in Excess of Liabilities(h) 0.64%			1,989,627

Net Assets 100.00%			$308,544,660

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	September 2014	56	Short	$(7,682,500)	$(114,643)

Note: See Footnotes to Schedule of Investments on page 88 of this report.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$306,554,702	$—	$306,554,702
Money Market Mutual Fund	331	—	—	331
Total	$331	$306,554,702	$—	$306,555,033
Liabilities
Trust Certificates	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(114,643)	—	—	(114,643)
Total	$(114,643)	$—	$—	$(114,643)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2014.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2014.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(d)).
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2014, each Fund, except Short Duration and California, had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2014, as well as the average trust certificates outstanding for the period ended June 30, 2014:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$-	-	$-	$6,750,000
Intermediate	3,840,000	.07% - .08%	8,771,351	7,827,500
AMT Free	-	-	-	-
National	62,165,000	.06% - .26%	141,672,298	62,165,000
High Yield	41,160,000	.06% - .11%	93,245,285	41,160,000
California	1,500,000	.07%	3,537,495	1,500,000
New Jersey	-	-	-	-
New York	4,030,000	.07%	9,141,140	4,030,000

Notes to Financial Statements (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of June 30, 2014, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$2,267,659,606	$31,043,108	$(3,920,145)	27,122,963
Intermediate	2,963,211,275	148,427,729	(35,919,973)	112,507,756
AMT Free	130,354,614	6,318,573	(2,842,447)	3,476,126
National	1,622,563,434	118,225,770	(39,312,691)	78,913,079
High Yield	1,932,774,038	116,924,698	(153,829,340)	(36,904,642)
California	204,696,855	17,571,066	(1,790,267)	15,780,799
New Jersey	94,150,946	5,748,074	(2,762,288)	2,985,786
New York	289,749,038	16,366,662	(3,590,667)	12,775,995

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, wash sales and other temporary adjustments.

Notes to Financial Statements (unaudited)(concluded)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration and California, entered into U.S. Treasury futures contracts during the period ended June 30, 2014 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2014:

Net Unrealized Depreciation
Intermediate	$(564,027)
AMT Free	(44,953)
National	(646,856)
High Yield	(486,032)
New Jersey	(22,519)
New York	(114,643)

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2014